Oppenheimer Limited Term Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 21, 2003

      This  Statement of  Additional  Information  is not a  prospectus.  This document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  November 21,  2003.  It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217 or by calling the Transfer Agent at the toll-free  number shown above or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund

About Your Account

Financial Information About the Fund

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The  investment  objective and the principal  investment  policies of the Fund are described in the  Prospectus.  This  Statement of  Additional  Information
contains  supplemental  information  about  those  policies  and the  types of securities that the Fund's  investment  Manager,  OppenheimerFunds,  Inc., can select  for the Fund.  Additional  explanations  are also  provided  about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's  Manager  uses in  selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its goal.  It may use some of the special  investment  techniques  and strategies at some times or not at all.

      The Fund  does not  make  investments  with  the  objective  of  seeking capital growth.  However, the values of the securities held by the Fund may be affected  by changes in general  interest  rates and other  factors,  prior to their  maturity.  Because the current values of debt securities vary inversely with changes in prevailing  interest rates, if interest rates increase after a security is purchased,  that security will normally fall in value. Conversely, should  interest rates  decrease  after a security is purchased,  normally its value will rise.

      However,  those  fluctuations  in value  will not  generally  result  in realized  gains or losses to the Fund unless the Fund sells the security prior to the security's  maturity. A debt security held to maturity is redeemable by its issuer at full principal  value plus accrued  interest.  The Fund does not usually intend to dispose of securities  prior to their  maturity,  but may do so for liquidity  purposes,  or because of other factors  affecting the issuer that cause the  Manager to sell the  particular  security.  In that case,  the
Fund could realize a capital gain or loss on the sale.

      There are  variations  in the credit  quality of  municipal  securities, both within a particular rating  classification  and between  classifications.
These  variations  depend  on  numerous  factors.   The  yields  of  municipal
securities depend on a number of factors,  including general conditions in the municipal securities market, the size of a particular  offering,  the maturity of the  obligation  and  rating  (if  any) of the  issue.  These  factors  are discussed in greater detail below.

|X|   Portfolio  Turnover.  A change in the  securities  held by the Fund from buying and selling  investments is known as "portfolio  turnover."  Short-term trading  increases  the rate of  portfolio  turnover  and could  increase  the
Fund's  transaction  costs.  However,  the Fund ordinarily incurs little or no brokerage  expense  because  most of the  Fund's  portfolio  transactions  are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade  securities to achieve capital gains, because they would not be tax-exempt  income.  To a limited  degree,  the Fund may engage in  short-term  trading to attempt to take  advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its  maturity.  That  might be done if, on the  basis of a  revised  credit evaluation of the issuer or other  considerations,  the Manager  believes such disposition  is  advisable  or the Fund  needs  to  generate  cash to  satisfy requests  to  redeem  Fund  shares.  In those  cases,  the Fund may  realize a capital gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus  under "About the Fund's  Investments."
Municipal  securities are generally  classified as general  obligation  bonds, revenue bonds and notes. A discussion of the general  characteristics of these principal types of municipal securities follows below.

|X|   Municipal  Bonds.  We have  classified  municipal  securities  having  a maturity  (when the  security  is issued) of more than one year as  "municipal bonds."  The  principal  classifications  of  long-term  municipal  bonds  are
"general  obligation"  and  "revenue"  (including  "industrial   development")
bonds.  They may have  fixed,  variable  or  floating  rates of  interest,  as described below.

      Some bonds may be "callable,"  allowing the issuer to redeem them before their  maturity  date. To protect  bondholders,  callable  bonds may be issued with  provisions  that  prevent  them from being  called for a period of time.
Typically,  that is 5 to 10 years from the issuance date.  When interest rates decline,  if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs,  the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

|_|   General  Obligation Bonds. The basic security behind general  obligation bonds is the  issuer's  pledge of its full faith and credit and taxing  power, if any, for the  repayment of principal  and the payment of interest.  Issuers of general  obligation  bonds include states,  counties,  cities,  towns,  and regional districts.  The proceeds of these obligations are used to fund a wide range of public  projects,  including  construction or improvement of schools, highways and roads,  and water and sewer  systems.  The rate of taxes that can be levied  for the  payment of debt  service on these  bonds may be limited or unlimited.  Additionally,  there  may be  limits  as to the rate or  amount of special assessments that can be levied to meet these obligations.

|_|   Revenue  Bonds.  The principal  security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities,  or, in some cases,  the proceeds of a special excise tax or other specific revenue source.  Revenue  bonds  are  issued  to  finance a wide  variety  of  capital projects.  Examples include electric, gas, water and sewer systems;  highways, bridges, and tunnels; port and airport facilities;  colleges and universities;
and hospitals.

      Although the  principal  security for these types of bonds may vary from bond to bond, many provide  additional  security in the form of a debt service reserve fund that may be used to make  principal and interest  payments on the issuer's  obligations.  Housing  finance  authorities  have  a wide  range  of security,  including  partially or fully insured  mortgages,  rent  subsidized and/or  collateralized  mortgages,  and/or the net  revenues  from  housing or other public projects.  Some authorities  provide further security in the form of a state's ability (without  obligation) to make up deficiencies in the debt service reserve fund.

|_|   Industrial   Development   Bonds.   Industrial   development  bonds  are
considered  municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public  authorities  to raise money to finance various privately operated  facilities for business and manufacturing, housing,  sports,  and  pollution  control.  These  bonds  may also be used to finance public facilities such as airports,  mass transit systems,  ports, and parking.  The payment of the principal and interest on such bonds is dependent
solely  on  the  ability  of  the  facility's   user  to  meet  its  financial
obligations and the pledge,  if any, of real and personal property financed by the bond as security for those payments.

|_|   Private Activity Municipal  Securities.  The Tax Reform Act of 1986 (the
"Tax Reform Act")  reorganized,  as well as amended,  the rules  governing tax exemption  for  interest on certain  types of  municipal  securities.  The Tax
Reform  Act  generally  did not change the tax  treatment  of bonds  issued in
order  to  finance   governmental   operations.   Thus,  interest  on  general
obligation  bonds  issued by or on behalf of state or local  governments,  the proceeds  of which are used to finance  the  operations  of such  governments, continues  to be  tax-exempt.  However,  the Tax Reform Act limited the use of tax-exempt  bonds for  non-governmental  (private)  purposes.  More  stringent restrictions  were placed on the use of  proceeds  of such bonds.  Interest on certain  private  activity bonds is taxable under the revised rules.  There is an exception for "qualified"  tax-exempt  private activity bonds, for example,
exempt  facility  bonds  including  certain   industrial   development  bonds,
qualified  mortgage bonds,  qualified  Section  501(c)(3) bonds, and qualified student loan bonds.

      In  addition,  limitations  as to the amount of private  activity  bonds which each state may issue were revised  downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private  activity bonds issued after August 7, 1986, which  continues to be tax-exempt,  will be treated as a tax  preference  item subject to the  alternative  minimum tax  (discussed  below) to which  certain taxpayers are subject.  The Fund may hold municipal securities the interest on which (and thus a proportionate  share of the  exempt-interest  dividends paid by the  Fund)  will be  subject  to the  Federal  alternative  minimum  tax on individuals and corporations.

      The  Federal  alternative  minimum  tax is  designed  to ensure that all persons who receive  income pay some tax,  even if their  regular tax is zero.
This is  accomplished  in part by  including  in taxable  income  certain  tax preference  items  that  are used to  calculate  alternative  minimum  taxable income.  The Tax Reform Act made  tax-exempt  interest  from  certain  private activity bonds a tax preference item for purposes of the  alternative  minimum tax on individuals and corporations.  Any  exempt-interest  dividend paid by a regulated  investment  company  will be  treated  as  interest  on a  specific private  activity  bond to the extent of the  proportionate  relationship  the interest  the  investment  company  receives  on such  bonds  bears to all its exempt interest dividends.

      In addition,  corporate taxpayers subject to the alternative minimum tax may, under some circumstances,  have to include  exempt-interest  dividends in calculating  their  alternative  minimum taxable  income.  That could occur in situations where the "adjusted  current  earnings" of the corporation  exceeds its alternative minimum taxable income.

      To  determine  whether a  municipal  security  is  treated  as a taxable private  activity  bond,  it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction.  Under the trade or  business  use and  security  interest  test,  an  obligation  is a private activity  bond if: (i) more than 10% of the bond proceeds are used for private business  purposes  and  (ii)  10% or  more of the  payment  of  principal  or interest on the issue is directly or indirectly  derived from such private use or is secured by the privately  used  property or the payments  related to the use of the property.  For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term  "private  business  use" means any direct or indirect use in a trade or business  carried on by an individual or entity other than a state or municipal  governmental  unit. Under the private loan restriction,  the amount of bond  proceeds  that may be used to make  private  loans is  limited to the lesser  of 5% or  $5.0  million  of the  proceeds.  Thus,  certain  issues  of municipal  securities could lose their tax-exempt status  retroactively if the issuer  fails  to  meet  certain  requirements  as to the  expenditure  of the proceeds  of that  issue or the use of the  bond-financed  facility.  The Fund makes no independent  investigation of the users of such bonds or their use of proceeds  of the  bonds.  If the  Fund  should  hold a  bond  that  loses  its
tax-exempt  status  retroactively,   there  might  be  an  adjustment  to  the
tax-exempt income previously distributed to shareholders.

      Additionally,  a  private  activity  bond  that  would  otherwise  be  a qualified  tax-exempt  private  activity bond will not, under Internal Revenue
Code Section  147(a),  be a qualified  bond for any period  during which it is held  by a  person  who is a  "substantial  user"  of the  facilities  or by a
"related  person"  of  such  a  substantial  user.  This  "substantial   user"
provision  applies  primarily to exempt facility bonds,  including  industrial development  bonds.  The Fund may invest in industrial  development  bonds and other private  activity bonds.  Therefore,  the Fund may not be an appropriate investment for entities which are  "substantial  users" (or persons related to
"substantial  users") of such exempt  facilities.  Those  entities and persons should consult their tax advisors before purchasing shares of the Fund.

      A  "substantial  user" of such  facilities  is  defined  generally  as a
"non-exempt  person who regularly  uses part of a facility"  financed from the proceeds of exempt  facility  bonds.  Generally,  an individual  will not be a
"related  person"  under the Internal  Revenue Code unless such  individual or the  individual's  immediate family (spouse,  brothers,  sisters and immediate descendants)  own directly or  indirectly  in the  aggregate  more than 50% in value of the equity of a corporation  or  partnership  which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X| Municipal Notes.  Municipal  securities  having a maturity (when the security  is issued) of less than one year are  generally  known as  municipal notes.  Municipal notes  generally are used to provide for short-term  working capital  needs.  Some of the types of  municipal  notes the Fund can invest in are described below.

        |_| Tax  Anticipation  Notes.  These  are  issued to  finance  working capital needs of  municipalities.  Generally,  they are issued in anticipation of various seasonal tax revenue,  such as income, sales, use or other business taxes, and are payable from these specific future taxes.

        |_| Revenue  Anticipation Notes. These are notes issued in expectation of receipt of other  types of  revenue,  such as  Federal  revenues  available under Federal revenue-sharing programs.

        |_| Bond Anticipation  Notes.  Bond  anticipation  notes are issued to provide  interim  financing  until  long-term  financing can be arranged.  The long-term  bonds  that are issued  typically  also  provide  the money for the repayment of the notes.

        |_|  Construction  Loan  Notes.  These  are  sold to  provide  project construction  financing  until  permanent  financing  can  be  secured.  After successful  completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X| Tax Exempt  Commercial  Paper.  This type of  short-term  obligation
(usually  having a maturity  of 270 days or less) is issued by a  municipality to meet current working capital needs.

      |X| Municipal  Lease  Obligations.  The Fund's  investments in municipal lease  obligations  may be  through  certificates  of  participation  that are offered to investors by public  entities.  Municipal  leases may take the form of a lease or an  installment  purchase  contract  issued  by a state or local government  authority  to obtain  funds to acquire a wide variety of equipment and facilities.

      Some  municipal  lease   securities  may  be  deemed  to  be  "illiquid"
securities.  Their purchase by the Fund would be limited as described below in
"Illiquid  Securities."  From time to time the Fund may invest more than 5% of its net assets in municipal lease  obligations that the Manager has determined to be liquid under  guidelines set by the Board of Trustees.  Those guidelines require the Manager to evaluate:
      |_| the frequency of trades and price quotations for such securities;
      |_| the number of dealers or other potential  buyers willing to purchase or sell such securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

      Municipal  leases  have  special  risk  considerations.  Although  lease obligations do not constitute  general  obligations  of the  municipality  for which the  municipality's  taxing  power is  pledged,  a lease  obligation  is ordinarily backed by the  municipality's  covenant to budget for,  appropriate and make the payments due under the lease obligation.  However,  certain lease
obligations  contain   "non-appropriation"  clauses  which  provide  that  the
municipality has no obligation to make lease or installment  purchase payments in future  years  unless  money is  appropriated  for that purpose on a yearly basis.  While  the  obligation  might be  secured  by the  lease,  it might be difficult to dispose of that property in case of a default.

      Projects financed with  certificates of participation  generally are not
subject  to  state   constitutional   debt   limitations  or  other  statutory
requirements  that may apply to other  municipal  securities.  Payments by the public entity on the obligation  underlying the  certificates are derived from available  revenue  sources.  That revenue might be diverted to the funding of other municipal service  projects.  Payments of interest and/or principal with respect  to the  certificates  are not  guaranteed  and do not  constitute  an obligation of a state or any of its political subdivisions.

      In  addition  to  the  risk  of  "non-appropriation,"   municipal  lease
securities  do not have as highly  liquid a market as  conventional  municipal bonds.  Municipal leases,  like other municipal debt obligations,  are subject to the risk of  non-payment  of  interest or  repayment  of  principal  by the issuer.  The  ability of  issuers of  municipal  leases to make  timely  lease payments  may be  adversely  affected  in general  economic  downturns  and as relative  governmental cost burdens are reallocated  among federal,  state and local  governmental  units.  A default in payment of income  would result in a reduction  of income to the Fund.  It could also result in a reduction  in the value of the  municipal  lease and that,  as well as a default in repayment of principal,  could  result in a  decrease  in the net asset  value of the Fund.
While the Fund holds such  securities,  the  Manager  will also  evaluate  the likelihood  of a  continuing  market  for these  securities  and their  credit quality.

      |X|  Maturity  of the Fund's  Portfolio.  The Fund  seeks to  maintain a dollar-weighted  average effective portfolio maturity of five years or less to try to reduce the  volatility of the values of its  securities.  However,  the
Fund  can  invest  in  securities  that  have  short,   intermediate  or  long
maturities.  The  goal  is to try to  manage  the  sensitivity  of the  Fund's portfolio  to  changes  in  interest  rates,  and in  doing so to  manage  the volatility of the Fund's share prices in response to those changes.

      The  Manager  determines  the  effective  maturity  of debt  obligations purchased by the Fund  considering  various factors that apply to a particular type  of  debt  obligation,  including  those  described  below.  While a debt security's  maturity can be used to measure the  sensitivity of the security's price to changes in interest  rates,  the term to maturity of a security  does not take into  account  the pattern (or  expected  pattern) of the  security's payments of interest or principal prior to maturity.

      |X| Ratings of Municipal Securities.  The Fund normally invests at least
95%  of  its  net  assets  (plus   borrowing  for   investment   purposes)  in
investment-grade  municipal securities that are exempt from federal income tax
(including  securities  subject to alternative  minimum tax). Not more than 5%
of total assets will be invested in securities  rated below  investment  grade at the time of acquisition.  Ratings by ratings  organizations such as Moody's
Investors  Service,   Standard  &H  Poor's  Ratings  Service  and  Fitch,  Inc.
represent the  respective  rating  agency's  opinions of the credit quality of the municipal  securities they undertake to rate.  However,  their ratings are general opinions and are not guarantees of quality.  Municipal securities that have the same  maturity,  coupon and rating may have different  yields,  while other  municipal  securities  that  have  the same  maturity  and  coupon  but different ratings may have the same yield.

      Subsequent  to its purchase by the Fund, a municipal  security may cease to be rated or its  rating  may be  reduced  below the  minimum  required  for purchase by the Fund.  Neither  event  requires the Fund to sell the security, but the Manager  will  consider  such events in  determining  whether the Fund should  continue to hold the  security.  To the extent that  ratings  given by
Moody's,  Standard &H Poor's,  or Fitch  change as a result of changes in those rating  organizations  or their rating  systems,  the Fund will attempt to use comparable  ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund can buy  municipal  securities  that  are  "pre-refunded."  The issuer's  obligation to repay the principal value of the security is generally collateralized  with U.S.  government  securities placed in an escrow account.
This causes the  pre-refunded  security to have  essentially the same risks of default as a AAA-rated security.

      The  rating  definitions  of  Moody's,  Standard  &H Poor's and Fitch for municipal  securities  are  contained  in  Appendix  A to  this  Statement  of
Additional  Information.  The Fund can purchase securities that are unrated by nationally  recognized  rating  organizations.  The Manager  will make its own assessment of the credit  quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating  agencies,  and assign a rating category to a security that is comparable to what the Manager  believes a rating agency would assign to that security.  However,  the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      |_| Special Risk of Lower-Grade  Securities.  Lower grade securities may have a higher yield than securities rated in the higher rating categories.  In addition to having a greater  risk of default  than  higher-grade  securities, there may be less of a market for these  securities.  As a result  they may be harder to sell at an  acceptable  price.  The  additional  risks mean that the
Fund may not receive the  anticipated  level of income from these  securities, and the Fund's net asset  value may be  affected  by  declines in the value of lower-grade  securities.  However,  because  the added  risk of lower  quality securities  might not be consistent  with the Fund's policy of preservation of capital,  the Fund limits its investments in lower quality  securities.  While securities  rated  "Baa" by  Moody's  or  "BBB"  by  Standard  &H  Poor's,  are
investment  grade,  they  may be  subject  to  special  risks  and  have  some speculative characteristics.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund may from time to time  employ  the  types of  investment  strategies  and investments  described  below. It is not required to use all of the strategies at all times and at times may not use them.

      |X|  Floating  Rate  and  Variable  Rate  Obligations.  Some  fixed  and variable  rate  obligations  have a demand  feature  that  allows  the Fund to tender the  obligation  to the issuer or a third party prior to its  maturity.
The tender may be at par value plus accrued  interest,  according to the terms of the obligation.

      The  interest  rate  on a  floating  rate  note  is  based  on a  stated
prevailing  market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other  standard,  and is adjusted  automatically  each time such rate is  adjusted.  The  interest  rate on a  variable  rate note is also based on a stated  prevailing  market  rate but is adjusted  automatically  at specified intervals of not less than one year.  Generally,  the changes in the interest  rate on such  securities  reduce  the  fluctuation  in their  market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation or  depreciation is less than that for fixed-rate  obligations of the same maturity.  The Manager may determine that an unrated floating rate or variable  rate  obligation  meets the Fund's  quality  standards  by reason of being  backed by a letter of credit or  guarantee  issued by a bank that meets those quality standards.

      Floating  rate  and  variable  rate  demand  notes  that  have a  stated
maturity  in excess of one year may have  features  that  permit the holder to
recover  the  principal  amount  of  the  underlying   security  at  specified
intervals not  exceeding one year and upon not more than 30 days' notice.  The issuer  of  that  type of  note  normally  has a  corresponding  right  in its discretion,  after a given period, to prepay the outstanding  principal amount of the note  plus  accrued  interest.  Generally  the  issuer  must  provide a specified number of days' notice to the holder.

      |X| Inverse Floaters and Other Derivative Investments.  Inverse floaters may offer  relatively  high  current  income,  reflecting  the spread  between long-term and short-term tax exempt  interest  rates. As long as the municipal yield curve remains  relatively steep and short-term  rates remain  relatively low, owners of inverse  floaters will have the opportunity to earn interest at above-market  rates  because  they  receive  interest at the higher  long-term rates but have paid for bonds with money borrowed at lower  short-term  rates.
If the yield curve  flattens and shifts upward,  an inverse  floater will lose value more quickly than a  conventional  long-term  bond. The Fund will invest in inverse floaters to seek higher  tax-exempt  yields than are available from fixed-rate bonds that have comparable  maturities and credit ratings.  In some cases the  holder of an  inverse  floater  may have an option to  convert  the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse  floaters have a feature known as an interest rate "cap" as part of the terms of the investment.  Investing in inverse  floaters that have interest rate caps might be part of a portfolio  strategy to try to maintain a high  current  yield  for the  Fund  when the Fund  has  invested  in  inverse floaters  that  expose  the  Fund to the  risk  of  short-term  interest  rate fluctuations.  "Embedded"  caps can be used to hedge a portion  of the  Fund's
exposure  to  rising   interest   rates.   When   interest   rates   exceed  a
pre-determined  rate, the cap generates  additional cash flows that offset the
decline  in  interest  rates  on  the  inverse  floater,   and  the  hedge  is
successful.  However,  the Fund bears the risk that if  interest  rates do not
rise  above  the  pre-determined   rate,  the  cap  (which  is  purchased  for
additional  cost)  will not  provide  additional  cash  flows and will  expire worthless.

      Inverse   floaters  are  a  form  of  derivative   investment.   Certain
derivatives,  such as options,  futures,  indexed securities and entering into swap  agreements,  can be used to increase or decrease the Fund's  exposure to changing  security  prices,  interest  rates or other  factors that affect the value of securities.  However,  these techniques could result in losses to the
Fund,  if the  Manager  judges  market  conditions  incorrectly  or  employs a strategy  that does not  correlate  well with the  Fund's  other  investments.
These  techniques  can cause losses if the  counterparty  does not perform its promises.  An additional  risk of investing in municipal  securities  that are derivative  investments  is that their  market value could be expected to vary to a much greater  extent than the market value of municipal  securities  that are not derivative  investments  but have similar credit  quality,  redemption provisions and maturities.

      |X|  "When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund can
purchase  securities on a "when-issued"  basis,  and may purchase or sell such
securities  on  a   "delayed-delivery"   (or  "forward   commitment")   basis.
"When-issued"  or  "delayed-delivery"  refers to  securities  whose  terms and indenture  are  available  and for  which a market  exists,  but which are not available for immediate delivery.

      When such  transactions  are  negotiated  the price  (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery and payment for the securities  take place at a later date.  Normally the  settlement  date is within six months of the purchase of municipal  bonds and  notes.  However,  the Fund  may,  from time to time,  purchase  municipal securities  having a settlement date more than six months and possibly as long as two years or more  after the trade  date.  The  securities  are  subject to change in value from market  fluctuation  during the  settlement  period.  The value at delivery may be less than the purchase  price.  For example,  changes in  interest  rates in a  direction  other than that  expected  by the Manager before  settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued  security until the Fund receives the security at settlement of the trade.

      The Fund will  engage  in  when-issued  transactions  in order to secure what is  considered  to be an  advantageous  price  and  yield  at the time of entering  into the  obligation.  When  the  Fund  engages  in  when-issued  or delayed-delivery  transactions,  it relies on the buyer or seller, as the case may be, to complete the  transaction.  Its failure to do so may cause the Fund to lose the  opportunity  to  obtain  the  security  at a price  and  yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and policies or for  delivery  pursuant to options contracts  it has  entered  into,  and  not  for the  purposes  of  investment leverage.  Although the Fund will enter into  when-issued or  delayed-delivery purchase  transactions  to  acquire  securities,  the  Fund may  dispose  of a commitment  prior to  settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition or to dispose of its right to deliver or receive against a forward  commitment,  it may incur a gain or loss.

      At the time the Fund makes a  commitment  to purchase or sell a security on a when-issued or forward  commitment  basis,  it records the transaction on its  books  and  reflects  the  value  of the  security  purchased.  In a sale transaction,  it records the proceeds to be received,  in determining  its net asset value.  The Fund will identify on its books liquid assets at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued  transactions  and  forward  commitments  can be used by the
Fund  as a  defensive  technique  to  hedge  against  anticipated  changes  in interest rates and prices.  For instance,  in periods of rising interest rates and falling  prices,  the Fund might sell  securities  in its  portfolio  on a forward  commitment  basis to attempt  to limit its  exposure  to  anticipated falling prices.  In periods of falling  interest rates and rising prices,  the
Fund  might  sell  portfolio  securities  and  purchase  the  same or  similar securities  on a  when-issued  or  forward  commitment  basis,  to obtain  the benefit of currently higher cash yields.

      |X| Puts  and  Standby  Commitments.  When  the  Fund  buys a  municipal security subject to a standby commitment to repurchase the security,  the Fund is entitled to same-day  settlement  from the purchaser.  The Fund receives an exercise  price equal to the amortized  cost of the  underlying  security plus any accrued  interest at the time of exercise.  A put purchased in conjunction with a municipal  security  enables the Fund to sell the  underlying  security within a specified period of time at a fixed exercise price.

      The Fund might  purchase a standby  commitment or put separately in cash or it might acquire the security subject to the standby  commitment or put (at a price that reflects that additional feature).

      The Fund  will  enter  into  these  transactions  only  with  banks  and securities  dealers that, in the Manager's  opinion,  present  minimal  credit risks. The Fund's ability to exercise a put or standby  commitment will depend on the ability of the bank or dealer to pay for the  securities  if the put or standby  commitment is exercised.  If the bank or dealer should default on its obligation,  the Fund  might not be able to  recover  all or a portion  of any loss sustained from having to sell the security elsewhere.

      Puts and standby  commitments  are not  transferable  by the Fund.  They terminate  if the Fund sells the  underlying  security to a third  party.  The
Fund  intends  to  enter  into  these  arrangements  to  facilitate  portfolio liquidity,  although  such  arrangements  might  enable  the  Fund  to  sell a security  at a  pre-arranged  price  that may be  higher  than the  prevailing market price at the time the put or standby commitment is exercised.  However, the Fund might  refrain  from  exercising a put or standby  commitment  if the exercise price is  significantly  higher than the prevailing  market price, to avoid imposing a loss on the seller that could  jeopardize the Fund's business relationships with the seller.

      A put or  standby  commitment  increases  the cost of the  security  and reduces the yield  otherwise  available from the security.  Any  consideration paid by the Fund for the put or standby  commitment  will be  reflected on the
Fund's books as unrealized  depreciation  while the put or standby  commitment is held,  and a realized  gain or loss when the put or commitment is exercised or expires.  Interest  income  received by the Fund from municipal  securities subject to puts or stand-by  commitments  may not qualify as tax exempt in its hands if the terms of the put or stand-by  commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase  Agreements.  The Fund may acquire  securities subject to
repurchase   agreements.   It  may  do  so  for  liquidity  purposes  to  meet
anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities transactions.

      In a repurchase  transaction,  the Fund  acquires a security  from,  and simultaneously  resells it to an  approved  vendor for  delivery  on an agreed upon future  date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.
commercial banks,  U.S. branches of foreign banks or broker-dealers  that have been  designated a primary  dealer in  government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority  of  these  transactions  run  from  day to day.  Delivery pursuant  to  resale  typically  will  occur  within  one to five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into  transactions that will cause more than 25% of the Fund's total assets to be subject to repurchase agreements.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act  of  1940  (the  "Investment  Company  Act"),  are  collateralized  by the underlying  security.  The Fund's  repurchase  agreements  require that at all times while the  repurchase  agreement is in effect,  the  collateral's  value must  equal  or  exceed  the  repurchase  price  to  fully  collateralize  the repayment obligation.

      The Manager will monitor the vendor's  creditworthiness  to confirm that
the  vendor  is   financially   sound  and  will   continuously   monitor  the
collateral's  value.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in  disposing of the  collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission  (the  "SEC"),  the Fund,  along  with  other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint  repurchase  accounts.  These  balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

|X|   Illiquid  and  Restricted  Securities.  To  enable  the Fund to sell its holdings of a restricted  security not registered  under the Securities Act of
1933,  the Fund might have to cause those  securities  to be  registered.  The expenses of  registering  restricted  securities may be negotiated by the Fund with the issuer at the time the Fund buys the  securities.  When the Fund must arrange  registration  because  the  Fund  wishes  to  sell  the  security,  a considerable  period may elapse  between the time the decision is made to sell the security and the time the  security is  registered  so that the Fund could sell it.  The Fund  would  bear the risks of any  downward  price  fluctuation during that period.

      The  Fund  has  percentage   limitations  that  apply  to  purchases  of
restricted  and  illiquid  securities,  as  stated  in the  Prospectus.  Those percentage  restrictions do not limit purchases of restricted  securities that are  eligible  for resale to qualified  institutional  purchasers  pursuant to
Rule 144A under the  Securities  Act of 1933,  provided that those  securities have been  determined  to be liquid by the Board of Trustees of the Fund or by the  Manager  under  guidelines  approved  by the  Board  of  Trustees.  Those guidelines take into account the trading  activity for such securities and the availability of reliable pricing  information,  among other factors.  If there is a lack of trading  interest in a particular Rule 144A security,  the Fund's holding of that security may be deemed to be illiquid.

      The  Fund  can  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      |X| Loans of Portfolio  Securities.  To attempt to raise income or raise cash for liquidity  purposes,  the Fund may lend its  portfolio  securities to brokers,  dealers  and  other  financial  institutions.  There  are  risks  in connection  with  securities  lending.  The Fund might  experience  a delay in receiving  additional  collateral  to secure a loan, or a delay in recovery of the loaned securities.  The Fund presently does not intend to lend securities;
but if it does,  these loans cannot exceed 5% of the value of the Fund's total assets.  Income  from  securities  loans does not  constitute  exempt-interest income for the purpose of paying tax-exempt dividends.

      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the  loan  collateral  must be at  least  equal  to the  value  of the  loaned securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its  agencies  or  instrumentalities,  or other  cash equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on the loaned  securities.  It also receives one or more of (a) negotiated  loan fees,  (b) interest on securities  used as collateral, and (c)  interest  on  short-term  debt  securities  purchased  with  the loan collateral.  Either type of interest may be shared with the borrower. The Fund may pay reasonable  finder's,  administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet  applicable  tests under the  Internal  Revenue  Code and must  permit  the  Fund to  reacquire  loaned securities on five days' notice or in time to vote on any important matter.

      |X| Hedging.  The Fund can purchase and sell futures  contracts  and put and call options and can enter into interest rate swap  agreements.  These are all  referred  to as  "hedging  instruments."  The Fund  does not use  hedging instruments for speculative  purposes,  and has limits on the use of them. The
Fund does not use  hedging  instruments  to a  substantial  degree  and is not required to use them in seeking its goal.

      Hedging  involves  risks.  If the Manager used a hedging  instrument  at the wrong time or judged  market  conditions  incorrectly,  the hedge might be unsuccessful  and the strategy could reduce the Fund's return.  The Fund could also  experience  losses if the prices of its futures  and  options  positions were not correlated with its other  investments or if it could not close out a position because of an illiquid market for the future or option.

      The Fund can use hedging to attempt to protect  against  declines in the market value of its portfolio,  to permit the Fund to retain  unrealized gains in the value of portfolio  securities that have appreciated,  or to facilitate selling securities for investment reasons. To do so the Fund could:
      |_|   sell interest rate futures or municipal bond index futures,
      |_|   buy puts on such futures or securities, or
      |_|   write  covered  calls  on   securities,   interest  rate  futures,
      broadly-based  municipal indices,  or municipal bond index futures.  The
      Fund can also  write  covered  calls on debt  securities  to  attempt to increase the Fund's  income,  but that income  would not be  tax-exempt.
      Therefore  it is unlikely  that the Fund would write  covered  calls for that purpose.

      The Fund can  also use  hedging  to  establish  a  position  in the debt securities  market as a temporary  substitute for purchasing  individual  debt securities.  In that  case  the  Fund  would  normally  seek to  purchase  the securities,  and then  terminate  that  hedging  position.  For  this  type of hedging, the Fund could:
      |_|   buy interest rate futures or municipal bond index futures, or
      |_|   buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on futures  will be incidental to the Fund's investment  activities in the underlying cash market.
The particular  hedging  instruments the Fund can use are described below. The
Fund  may  employ  new  hedging  instruments  and  strategies  when  they  are developed,  if  those  investment  methods  are  consistent  with  the  Fund's investment  objective,  are approved by its Board,  and are permissible  under the Fund's investment restrictions and applicable regulations.

        |_| Futures.  The Fund can buy and sell futures contracts  relating to debt securities  (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal  bond index  futures"),  but only as a hedge against interest rate changes.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specific  type of debt  security  to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the futures position.

      A "municipal bond index" assigns  relative values to the municipal bonds in the index,  and is used as the basis for trading  long-term  municipal bond futures  contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation  under the contract may also be satisfied by entering  into an offsetting  contract.  The strategies  which the Fund employs in using  municipal  bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received  by the Fund on the  purchase or sale of a futures contract.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment in cash or U.S.  government securities  with the  futures  commission  merchant  (the  "futures  broker").
Initial margin  payments will be deposited  with the Fund's  custodian bank in an account  registered  in the futures  broker's  name.  However,  the futures
broker  can  gain  access  to  that  account  only  under  certain   specified
conditions.  As the  future is marked  to  market  (that is,  its value on the
Fund's books is changed) to reflect  changes in its market  value,  subsequent margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to the  expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position  at which  time a final  determination  of  variation  margin  is made  and  additional  cash is required  to be paid by or  released  to the  Fund.  Any  gain or loss is then realized by the Fund on the Future for tax  purposes.  Although  interest rate
futures  by  their  terms  call  for   settlement  by  the  delivery  of  debt
securities,  in most cases the  obligation is fulfilled  without such delivery by entering  into an  offsetting  transaction.  All futures  transactions  are effected  through a clearing house  associated  with the exchange on which the contracts are traded.

      The Fund may concurrently  buy and sell futures  contracts in a strategy anticipating  that the future the Fund  purchased will perform better than the future the Fund sold.  For example,  the Fund might buy municipal bond futures and  concurrently  sell U.S.  Treasury  bond futures (a type of interest  rate future).  The Fund would benefit if municipal bonds  outperform U.S.  Treasury bonds on a duration-adjusted  basis. There are risks that this type of futures strategy will not be successful.  U.S.  Treasury bonds might perform better on a  duration-adjusted  basis than municipal  bonds,  and the assumptions  about duration  that were used might be  incorrect  (for  example,  the  duration of municipal  bonds relative to U.S.  Treasury bonds might turn out to be greater than anticipated).

        |_| Put and Call  Options.  The Fund can buy and sell certain kinds of put  options  (puts)  and  call  options  (calls),  including  index  options, securities  options and options on futures.  These  strategies  are  described below.

        Options  trading  involves  the payment of premiums  and can  increase portfolio  turnover.  Interest  rate  swaps are  subject  to credit  risks and interest  rate risks.  The Fund could be  obligated to pay more under its swap agreements  than  it  receives  under  them,  as a  result  of  interest  rate changes.  The Fund  cannot  enter into swaps with  respect to more than 25% of its total assets.

        |_| Writing  Covered Call Options.  The Fund can write (that is, sell)
call  options.  Calls  the  Fund  sells  may  be  listed  on a  securities  or commodities  exchange or quoted on NASDAQ,  the automated  quotation system of
The Nasdaq Stock Market, Inc. or traded in the  over-the-counter  market. Each call the Fund writes must be  "covered"  while it is  outstanding.  That means the Fund must own the  investment on which the call was written.  The Fund may write calls on futures contracts,  but if it does not own the futures contract or deliverable securities,  these calls must be covered by securities or other liquid  assets that the Fund owns and  segregates  to enable it to satisfy its obligations  if the call is  exercised.  Up to 20% of the Fund's  total assets may be subject to calls.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a
premium).The  Fund agrees to sell the underlying  investment to a purchaser of a  corresponding  call on the same security  during the call period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from  the  market  price  of the  underlying  security.  The  Fund has retained  the risk of loss  that  the  price of the  underlying  security  may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the  call  price,  it is  likely  that  the  call  will  lapse  without  being exercised.  In that  case  the  Fund  would  keep  the  cash  premium  and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise  price,  multiplied by the specified  multiple  that  determines  the total  value of the call for each  point of  difference.  If the  value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank, will act as the Fund's escrow agent through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges,  or as to other acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration  of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  Government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase  that OTC option.  The formula price would generally be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security
(that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will  treat as  illiquid  (for  purposes  of its  restriction  on  illiquid securities) the mark-to-market  value of any OTC option held by it, unless the option is subject to a buy-back  agreement by the  executing  broker.  The SEC is evaluating whether OTC options should be considered liquid securities.  The procedure described above could be affected by the outcome of that evaluation.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund wrote was more or less than the price of the call the Fund  purchased to close  out the  transaction.  A profit  may  also be  realized  if the call lapses  unexercised,  because the Fund retains the  underlying  investment and the premium  received.  Any such  profits are  considered  short-term  capital gains  for  Federal  tax  purposes,  as are  premiums  on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures  contracts  without  owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating in escrow an equivalent  dollar value of liquid  assets.  The Fund will segregate additional  liquid assets if the value of the escrowed assets drops below 100%
of the current value of the future. Because of this escrow requirement,  in no circumstances  would  the  Fund's  receipt  of an  exercise  notice as to that future put the Fund in a "short" futures position.
        |_| Writing Put Options.  The Fund can sell put options.  A put option on  securities  gives the  purchaser  the right to sell,  and the  writer  the obligation to buy, the underlying  investment at the exercise price during the option period. The Fund will not write puts if, as a result,  more than 20% of the Fund's total assets would be required to be  segregated  to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund  realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is exercised,  the
Fund must fulfill its obligation to purchase the underlying  investment at the exercise  price.  That price  will  usually  exceed  the  market  value of the investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for Federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

        |_|  Purchasing  Calls and Puts. The Fund can buy calls on securities, broadly-based  municipal  bond  indices,  municipal  bond  index  futures  and interest  rate  futures.  It can  also buy  calls  to close  out a call it has written,  as  discussed  above.  Calls  the  Fund  buys  may  be  listed  on a securities  or  commodities  exchange,  or quoted on NASDAQ,  or traded in the over-the-counter  market.  A call or put  option may not be  purchased  if the purchase  would  cause the value of all the  Fund's  put and call  options  to exceed 5% of its total assets.

      When  the  Fund  purchases  a call  (other  than in a  closing  purchase transaction),  it pays a premium.  For calls on securities that the Fund buys, it has  the  right  to buy  the  underlying  investment  from  a  seller  of a corresponding  call on the same  investment  during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or
(2) the call is exercised when the market price of the  underlying  investment is above the sum of the exercise price plus the transaction  costs and premium paid for the call.  If the call is not either  exercised  or sold  (whether or not at a profit),  it will become  worthless at its  expiration  date. In that case the Fund will lose its  premium  payment  and the right to  purchase  the underlying investment.

      The Fund can buy puts on debt  securities,  municipal bond indices,  and interest  rate or  municipal  bond index  futures,  whether or not it owns the underlying  investment.  When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash.

      Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund either to resell the put or to buy the underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on a debt security,  interest rate future or municipal bond index future the Fund owns enables the Fund to protect  itself  during the put period against a decline in the value of the underlying  investment  below the exercise  price by selling the investment at the exercise price to a seller of corresponding  put. If the market price of the underlying  investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the  Fund  will,  have  paid  the  premium  but  lost  the  right  to sell the underlying  investment.  However,  the  Fund  may  sell  the put  prior to its expiration. That sale may or may not be at a profit.

        |_| Risks of Hedging  with  Options  and  Futures.  The use of hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The  exercise  of calls  written by the Fund may cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call,  or buys or sells an  underlying  investment in connection with the  exercise  of a call or put.  Such  commissions  might be higher on a relative  basis  than the  commissions  for direct  purchases  or sales of the underlying  investments.  Premiums  paid for  options are small in relation to the market value of the  underlying  investments.  Consequently,  put and call options  offer large amounts of leverage.  The leverage  offered by trading in options  could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling  interest rate futures and municipal bond index futures or purchasing  puts on municipal bond indices or futures to attempt to protect  against  declines in the value of the Fund's securities.  The risk is that the  prices of such  futures  or the  applicable index  will  correlate  imperfectly  with the  behavior  of the cash (that is, market)  prices of the Fund's  securities.  It is possible for  example,  that while the Fund has used  hedging  instruments  in a short  hedge,  the  market might advance and the value of debt  securities  held in the Fund's  portfolio might  decline.  If that  occurred,  the Fund would lose money on the  hedging instruments  and also  experience  a decline in value of its debt  securities.
However,  while  this  could  occur  over a brief  period  or to a very  small degree,  over time the value of a  diversified  portfolio  of debt  securities will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of debt  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund  might use  hedging  instruments  in a  greater  dollar amount than the dollar amount of debt securities being hedged.  It might do so if the  historical  volatility  of the  prices  of the debt  securities  being hedged is greater than the historical volatility of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions  due to  differences  in the natures of those markets.
All  participants  in the futures  markets  are subject to margin  deposit and maintenance  requirements.  Rather  than  meeting  additional  margin  deposit requirements,  investors may close out futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and
futures  markets.  From  the  point  of  view  of  speculators,   the  deposit
requirements in the futures markets are less onerous than margin  requirements in the securities markets.  Therefore,  increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the municipal  securities  markets as a temporary  substitute  for the purchase of individual  securities  (long  hedging).  It is possible that the market might decline.  If the Fund then concludes not to invest in such securities  because of concerns that there might be further  market  decline or for other reasons, the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the purchase price of the securities.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid  secondary  market will exist for a  particular  option.  If the Fund could not effect a closing purchase  transaction due to a lack of a market, it would  have to hold the  callable  investment  until  the call  lapsed  or was exercised, and could incur losses.

        |_| Interest Rate Swap  Transactions.  In an interest  rate swap,  the
Fund and another party exchange their right to receive or their  obligation to pay  interest on a  security.  For  example,  they may swap a right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than 25% of its  total  assets.  Also,  the Fund  will  segregate  liquid assets (such as cash or U.S.  government  securities)  to cover any amounts it could owe under swaps that  exceed the amounts it is entitled to receive,  and it will adjust that amount daily,  as needed.  Income from interest rate swaps may be taxable.

      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements  of  interest  rates in the  future,  the payments made by the Fund under a swap  agreement  will have been greater than those  received  by it.  Credit  risk  arises  from the  possibility  that the counterparty  will  default.  If the  counterparty  to an  interest  rate swap defaults,  the  Fund's  loss will  consist  of the net  amount of  contractual interest  payments  that the  Fund  has not yet  received.  The  Manager  will monitor the  creditworthiness  of  counterparties  to the Fund's interest rate swap transactions on an ongoing basis.

      The  Fund  can   enter   into   swap   transactions   with   appropriate
counterparties  pursuant  to  master  netting  agreements.  A  master  netting agreement  provides that all swaps done between the Fund and that counterparty under  the  master  agreement  shall  be  regarded  as  parts  of an  integral agreement.  If on  any  date  amounts  are  payable  under  one or  more  swap transactions,  the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults  generally or on one swap,  the  counterparty  can  terminate  the swaps with that party.
Under master netting agreements,  if there is a default resulting in a loss to one party,  that party's  damages are  calculated  by reference to the average cost of a replacement  swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the  counterparty's  gain or loss on  termination.  The  termination  of all swaps and the  netting of gains and losses on termination is generally referred to as "aggregation."

        |_| Regulatory Aspects of Hedging Instruments.  When using futures and options on futures,  the Fund is required to operate within certain guidelines and restrictions  established by the Commodity Futures Trading Commission (the
"CFTC").  In particular,  the Fund is exempted from registration with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements of
Rule 4.5 adopted by the CFTC.  That Rule does not limit the  percentage of the
Fund's  assets  that  may be used  for  Futures  margin  and  related  options premiums for a bona fide hedging  position.  However,  under the Rule the Fund must limit its aggregate  initial futures margin and related options  premiums to no more than 5% of the Fund's net assets for  hedging  strategies  that are not considered bona fide hedging  strategies  under the Rule.  Under the Rule, the Fund also must use short futures and options on futures  positions  solely for  bona  fide  hedging  purposes  within  the  meaning  and  intent  of  the applicable provisions of the Commodity Exchange Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges,  or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the  Investment  Company Act, when the Fund  purchases an interest rate future or municipal  bond index future,  it must maintain cash or readily marketable  short-term debt instruments in an amount equal to the market value of the investments  underlying the future,  less the margin deposit applicable to it.

      |X| Temporary  Defensive and Interim  Investments.  The  securities  the
Fund can invest in for temporary defensive purposes include the following:
          |_|                         short-term municipal securities;
          |_|                         obligations  issued or guaranteed by the
          U.S. government or its agencies or instrumentalities;
          |_|             corporate  debt  securities  rated  within the three
          highest grades by a nationally recognized rating agency;
          |_|             commercial  paper  rated "A-1" by Standard &H Poor's,
          or   having   a    comparable    rating   by   another    nationally
          recognized-rating agency; and
          |_|             certificates  of  deposit  of  domestic  banks  with
          assets of $1 billion or more.

      |X|  Taxable  Investments.  While  the Fund can  invest up to 20% of its total assets in investments  that generate  income subject to income taxes, it does not  anticipate  investing  substantial  amounts of its assets in taxable investments  under normal market  conditions or as part of its normal  trading strategies and policies.  To the extent it invests in taxable securities,  the
Fund would not be able to meet its  objective of providing  tax exempt  income to  its  shareholders.  Taxable  investments  include,  for  example,  hedging instruments,  repurchase  agreements,  and some of the types of  securities it would buy for temporary defensive purposes.

|X|   Investment in Other  Investment  Companies.  The Fund can also invest in the  securities  of other  investment  companies,  which can include  open-end funds,  closed-end funds and unit investment trusts, subject to the limits set
forth  in  the   Investment   Company   Act  that  apply  to  those  types  of
investments.  For  example,  the Fund can  invest  in  Exchange-Traded  Funds, which are typically  open-end  funds or unit  investment  trusts,  listed on a stock  exchange.  The Fund  might do so as a way of  gaining  exposure  to the
segments  of  the  equity  or   fixed-income   markets   represented   by  the
Exchange-Traded  Funds'  portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

Investing   in  another   investment   company  may  involve  the  payment  of
substantial  premiums above the value of such investment  company's  portfolio securities  and is subject to limitations  under the  Investment  Company Act.
The Fund does not intend to invest in other  investment  companies  unless the
Manager  believes that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an investment company,  the Fund would be subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses.  The
Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

      |X|  Borrowing  for  Leverage.  The  Fund  can  borrow  from  banks  and investment  companies in amounts as permitted by the Investment Company Act to buy  portfolio  securities.  Borrowing to purchase  portfolio  securities is a speculative  investment  technique  known  as  "leveraging."  This  investment technique  may  subject  the Fund to greater  risks and costs,  including  the burden of interest  expense,  an expense the Fund would not  otherwise  incur.
The Fund can borrow only if it maintains a 300% ratio of assets to  borrowings at all  times  in the  manner  required  under  applicable  provisions  of the
Investment  Company Act. If the value of the Fund's  assets fails to meet this
300% asset coverage requirement,  the Fund is required to reduce its bank debt within  three days to meet the  requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  The interest on a loan might be more (or less) than the yield on the securities  purchased with the loan proceeds.  Additionally,  the
Fund's net asset value per share might  fluctuate more than that of funds that do not borrow.

      The Fund has entered into an agreement  enabling it to participate  with other  OppenheimerFunds  in an unsecured line of credit with a bank.  Interest is charged to each fund based on its  respective  borrowings.  The Fund pays a commitment fee equal to its pro rata share of the average  amortized amount of the  credit  line.  This  fee is  described  in  the  notes  to the  Financial
Statements at the end of this Statement of Additional Information.

|X|   Interfund  Borrowing  and  Lending  Arrangements.  Consistent  with  its fundamental  policies  and  pursuant  to an  exemptive  order  issued  by  the
Securities  and  Exchange  Commission  (the  "SEC"),  the Fund may  engage  in borrowing  and lending  activities  with other  funds in the  OppenheimerFunds complex.  Borrowing  money  from  affiliated  funds  may  afford  the Fund the flexibility  to  use  the  most  cost-effective  alternative  to  satisfy  its borrowing  requirements.  Lending  money to an  affiliated  fund may allow the
Fund to obtain a higher  rate of return than it could from  interest  rates on alternative  short-term  investments.  The interfund  lending  arrangement  is consistent with applicable regulatory  requirements,  including the provisions of the SEC order.

o     Interfund  Borrowing.  The Fund will not borrow  from  affiliated  funds unless the terms of the  borrowing  arrangement  are at least as  favorable as the terms the Fund could  otherwise  negotiate  with a third party.  To assure that the Fund will not be  disadvantaged by borrowing from an affiliated fund, certain  safeguards  have  been  implemented.  Examples  of  these  safeguards include the following:
o     the Fund  will  not  borrow  money  from  affiliated  funds  unless  the interest  rate is  more  favorable  than  available  bank  loan rates;
o     the Fund's  borrowing from affiliated  funds must be consistent with its investment objective and investment policies;
o     the  loan  rates  will  be  the  average  of  the  overnight  repurchase agreement rate  available  through the  OppenheimerFunds  joint repurchase  agreement  account  and a  pre-established  formula based on quotations from  independent  banks to approximate the lowest  interest rate at which bank loans would be available to the Fund;
o     if the Fund has  outstanding  borrowings  from all sources  greater than
               10% of its  total  assets,  then  the  Fund  must  secure  each additional  outstanding  interfund loan by  segregating  liquid assets of the Fund as collateral;
o     the Fund cannot borrow from an affiliated  fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees will be provided  with a report of all interfund  loans and the Trustees  will monitor all such  borrowings  to ensure that the Fund's participation is appropriate.

      There is a risk that a  borrowing  fund could have a loan  called on one days'  notice.  In that  circumstance,  the Fund might  have to borrow  from a bank at a  higher  interest  cost if money to lend  were  not  available  from another Oppenheimer fund.

o     Interfund Lending.  To assure that the Fund will not be disadvantaged by making loans to affiliated  funds,  certain  safeguards have been implemented.
Examples of these safeguards include the following:

o     the Fund will not lend money to  affiliated  funds  unless the  interest rate on such  loan is  determined  to be  reasonable  under the circumstances;
o     the Fund  may not  make  interfund  loans  in  excess  of 15% of its net assets;
o     an interfund loan to any one affiliated  fund shall not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager  will provide the Trustees  reports on all  interfund  loans demonstrating that the Fund's  participation is appropriate and that the loan is consistent with its investment  objectives and policies.

      When the Fund  lends  assets to  another  affiliated  fund,  the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act,  such a  "majority"  vote is defined as the vote of the holders of the lesser of:
      |_|         67% or more of the shares  present or  represented  by proxy at a  shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
      |_|         more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund may not borrow money,  except to the extent permitted under the  Investment  Company  Act,  the  rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_| The Fund  cannot make loans,  except to the extent  permitted  under the  Investment  Company  Act,  the  rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_| The Fund  cannot  buy  securities  or other  instruments  issued  or guaranteed  by any one  issuer if more than 5% of its  total  assets  would be invested  in  securities  or other  instruments  of that issuer or if it would then own more than 10% of that issuer's  voting  securities.  This  limitation applies  to 75% of the  Fund's  total  assets.  The  limit  does not  apply to securities issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities or securities of other investment companies.

      |_| The Fund  cannot  invest 25% or more of its total  assets in any one industry.  That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and  instrumentalities or securities issued by other investment companies.

      |_| The Fund cannot invest in real estate.  However, the Fund can invest in  municipal  securities  or  other  permissible  securities  or  instruments secured by real estate or interests in real estate.

      |_| The Fund cannot underwrite  securities.  A permitted exception is in case it is deemed to be an  underwriter  under the Securities Act of 1933 when reselling in securities held in its portfolio.

      |_| The  Fund  cannot  issue  "senior  securities,"  but  this  does not prohibit  certain  investment  activities  for  which  assets  of the Fund are designated  as  segregated or margin  collateral  or escrow  arrangements  are established  to cover the related  obligations.  Examples of those  activities include borrowing money, reverse repurchase  agreements,  delayed-delivery and when-issued arrangements for portfolio securities transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

    |X| Does the Fund Have Additional  Non-Fundamental  Policies? The Fund has
additional  operating  policies  that are not  fundamental,  and  which can be changed by the Board of Trustees without shareholder  approval.  The following investment restrictions are not fundamental policies of the Fund:

    |_|  Although  the  Fund  can  invest  25%  or  more  of its  assets  in a particular  segment of the  municipal  bond market,  it will not invest 25% or more of its total assets in industrial revenue bonds in a single industry.

    |_| The Fund will not purchase or retain  securities if, as a result,  the
Fund would have more than 5% of its total  assets  invested in  securities  of private  issuers  having  a  record  of  less  than  three  years'  continuous operation,  or in industrial  development bonds if the private entity on whose credit the  security  is based,  directly  or  indirectly,  is less than three years old,  unless the  security  is rated by a  nationally-recognized  rating service.  In each case,  that period may include the operation of  predecessor companies or enterprises.

    |_| The Fund will not invest in common  stock or any  warrants  related to common stocks. These operating policies are not fundamental policies.

      Unless the  Prospectus  or Statement of  Additional  Information  states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund makes an  investment  (except in the case of  borrowing  and investments  in  illiquid  securities).  In that  case the Fund  need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

Diversification.  The Fund  intends  to be  "diversified"  as  defined  in the
Investment  Company Act and to satisfy the restrictions  against investing too much of its assets in any "issuer" as set forth in the restrictions  above. In implementing  this  policy,  the  identification  of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and  revenues  of an agency,  authority,  instrumentality  or other  political subdivision  are  separate  from those of the  government  creating it and the security  is  backed  only by the  assets  and  revenues  of the  subdivision, agency,  authority  or  instrumentality,  the latter would be deemed to be the sole issuer.  Similarly,  if an industrial  development bond is backed only by the assets and revenues of the non-governmental  user, then that user would be deemed  to be the  sole  issuer.  However,  if in  either  case  the  creating government or some other entity guarantees a security,  the guarantee would be considered  a  separate  security  and  would be  treated  as an issue of such government or other entity.

Applying the Restriction  Against  Concentration.  To implement its policy not
to   concentrate   its   investments,   the  Fund  has  adopted  the  industry
classifications  set  forth in  Appendix  B to this  Statement  of  Additional
Information. Those industry classifications are not a fundamental policy.

      In implementing  the Fund's policy not to concentrate  its  investments, the Manager will consider a  non-governmental  user of facilities  financed by industrial  development bonds as being in a particular industry.  That is done even though the bonds are  municipal  securities,  as to which the Fund has no concentration  limitation.  Although  this  application  of the  concentration restriction  is not a  fundamental  policy of the Fund, it will not be changed without shareholder approval.

How the Fund is Managed

Organization and History.  The Fund is a diversified  investment  portfolio or
"series" of Oppenheimer  Municipal Fund, an open-end,  diversified  management investment  company organized as a Massachusetts  business trust in 1986, with an unlimited number of authorized shares of beneficial interest.

      Oppenheimer  Municipal  Fund (and  therefore  the Fund as its series) is governed by a Board of  Trustees,  which is  responsible  for  protecting  the interests  of  shareholders  under  Massachusetts's  law.  The  Trustees  meet periodically throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

      Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C.  All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X| Meetings of Shareholders.  As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X|  Shareholder and Trustee Liability.  The Fund's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee and a Review Committee.
The Audit Committee is comprised solely of Independent Trustees. The members of the Audit Committee are Edward L. Cameron (Chairman), William L.
Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held 6 meetings during the fiscal year ended September 30, 2003.  The Audit
Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls;  (iii) review reports from the Manager's Internal
Audit Department; (iv) maintaining a separate line of communication between the Fund's independent auditors and its Independent Trustees; and (v)
exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent auditors and the pre-approval of the performance by the Fund's independent auditors of any non-audit service, including tax service, for the
Fund and the Manager and certain affiliates of the Manager.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Richard Grabish, Sam Freedman, Beverly Hamilton and F.
William Marshall, Jr.  The Review Committee held 6 meetings during the fiscal year ended September 30, 2003.  Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with
Investment Company Act and other applicable law.

Trustees and Officers of the Fund. Except for Messrs. Murphy and Grabish,
each of the Trustees are "Independent Trustees," as under the Investment
Company Act. Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director. Mr. Grabish is an "Interested Trustee" because he is affiliated with Centennial Asset Management Corporation (a wholly-owned investment advisory subsidiary of the Manager), by virtue of his positions with A.G. Edwards &H Sons, Inc. and its affiliates (as described in his biography below), which is a partial owner of the Manager's parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following
Oppenheimer funds (except for Ms. Hamilton and Messrs. Grabish and Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund) (referred to as "Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Capital Income Fund            Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Fielding, Murphy, Molleur, Vottiero, Wixted and Zack, and Mses.
Bechtolt, Feld and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund.
As of October 22, 2003, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the
Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.  In addition, each Independent Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board II
Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

Affiliated Transactions and Material Business Relationships. In 2001, Mr.
Swain surrendered for cancellation 60,000 options of Oppenheimer Acquisition
Company ("OAC") (the Manager's parent holding company) to MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
James C. Swain,     Formerly,  Chief Executive Officer (until $0         Over
Chairman and        August  27,  2002) of the Board II Funds,            $100,000
Trustee since 1986  Vice Chairman  (until January 2, 2002) of
Age: 70             the Manager and  President and a director
                    (until   1997)   of   Centennial    Asset
                    Management  Corporation  (a  wholly-owned
                    investment  advisory  subsidiary  of  the
                    Manager).  Oversees 38  portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.          Chairman   of   the   following   private $0         $50,001-
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Vice Chairman and   Mortgage     Company     (since    1991),
Trustee since 1999  Centennial  State Mortgage Company (since
Age: 66             1994),   The  El  Paso  Mortgage  Company
                    (since   1993),    Transland    Financial
                    Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &H  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    and  International  Family  Entertainment
                    (television     channel)     (1992-1997),
                    Frontier Real Estate,  Inc.  (residential
                    real estate brokerage)  (1994-1999),  and
                    Frontier Title (title  insurance  agency)
                    (1995-June    1999);   a   U.S.   Senator
                    (January  1979-January 1991). Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,     Formerly,  Director and President of A.G. $0         Over
Trustee since 1993  Edwards  Capital,  Inc.  (General Partner            $100,000
Age: 72             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &H
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &H
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,    Formerly (until April 1999):  Senior Vice $0         Over
Trustee since 1998  President   (from   September  1987)  and            $100,000
Age: 67             Treasurer   (from   March  1985)  of  the
                    Manager;  Vice President (from June 1983)
                    and  Treasurer   (since  March  1985)  of
                    OppenheimerFunds   Distributor,  Inc.  (a
                    subsidiary of the  Manager);  Senior Vice
                    President    (since    February    1992),
                    Treasurer  (since  July  1991)  Assistant
                    Secretary and a director  (since December
                    1991)  of  Centennial   Asset  Management
                    Corporation;    Vice   President   (since
                    October 1989) and Treasurer  (since April
                    1986)  of  HarbourView  Asset  Management
                    Corporation   (an   investment   advisory
                    subsidiary  of the  Manager);  President,
                    Treasurer    and   a    director    (June
                    1989-January  1990) of Centennial Capital
                    Corporation   (an   investment   advisory
                    subsidiary   of   the   Manager);    Vice
                    President  and  Treasurer  (since  August
                    1978) and  Secretary  (since  April 1981)
                    of   Shareholder   Services,    Inc.   (a
                    transfer   agent    subsidiary   of   the
                    Manager);  Vice President,  Treasurer and
                    Secretary   (since   November   1989)  of
                    Shareholder  Financial Services,  Inc. (a
                    transfer   agent    subsidiary   of   the
                    Manager);   Assistant   Treasurer  (since
                    March  1998) of  Oppenheimer  Acquisition
                    Corp.      (the     Manager's      parent
                    corporation);  Treasurer  (since November
                    1989)    of    Oppenheimer    Partnership
                    Holdings,   Inc.   (a   holding   company
                    subsidiary   of   the   Manager);    Vice
                    President  and   Treasurer   (since  July
                    1996)   of    Oppenheimer    Real   Asset
                    Management,  Inc. (an investment advisory
                    subsidiary   of   the   Manager);   Chief
                    Executive  Officer  and  director  (since
                    March  1996)  of  MultiSource   Services,
                    Inc. (a  broker-dealer  subsidiary of the
                    Manager);  Treasurer (since October 1997)
                    of  OppenheimerFunds  International  Ltd.
                    and  OppenheimerFunds  plc (offshore fund
                    management  subsidiaries of the Manager).
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount $0         $50,001-
Trustee since 1999  Vernon,  George  Washington's home (since            $100,000
Age: 65             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,      Chairman and Director (since 1998) of     $0         Over
Trustee since 1990  Rocky Mountain Elk Foundation (a                     $100,000
Age: 61             not-for-profit foundation); and a
                    director (since October 1999) of P.R.
                    Pharmaceuticals (a privately held
                    company) and UNUMProvident (an insurance
                    company) (since June 1, 2002). Formerly
                    Chairman and a director (until October
                    1996) and President and Chief Executive
                    Officer (until October 1995) of the
                    Manager; President, Chief Executive
                    Officer and a director of Oppenheimer
                    Acquisition Corp., Shareholders Services
                    Inc. and Shareholder Financial Services,
                    Inc. (until October 1995). Oversees 38
                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,       Director of Colorado Uplift (a            $0         Over
Trustee since 1996  non-profit charity) (since September                 $100,000
Age: 63             1984). Formerly (until October 1994) Mr.
                    Freedman held several positions in
                    subsidiary or affiliated companies of
                    the Manager. Oversees 38 portfolios in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.          Trustee (since 1996) of MassMutual        $0         $10,001-$50,000
Hamilton,           Institutional Funds and of MML Series
Trustee since 2002  Investment Fund (open-end investment
Age: 57             companies); Director of MML Services
                    (since April 1987) and America Funds
                    Emerging Markets Growth Fund (since
                    October 1991) (both are investment
                    companies), The California Endowment (a
                    philanthropy organization) (since April
                    2002), and Community Hospital of
                    Monterey Peninsula, (since February
                    2002); a trustee (since February 2000)
                    of Monterey International Studies (an
                    educational organization), and an
                    advisor to Unilever (Holland)'s pension
                    fund and to Credit Suisse First Boston's
                    Sprout venture capital unit. Mrs.
                    Hamilton also is a member of the
                    investment committees of the Rockefeller
                    Foundation, the University of Michigan
                    and Hartford Hospital. Formerly,
                    President (February 1991-April 2000)
                    ARCO Investment Management Company.
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,   Chairman  and CEO (since  2003) of Steele $0         Over
Trustee since 2002  Street State Bank (a  commercial  banking            $100,000
Age: 59             entity);  Director  (since 2001) of Jones
                    Knowledge,   Inc.   (a   privately   held
                    company), U.S. Exploration,  Inc., (since
                    1997),   Colorado  UpLIFT  (a  non-profit
                    organization)  (since 1986) and a trustee
                    of  the   Gallagher   Family   Foundation
                    (non-profit  organization)  (since 2000).
                    Formerly,   Chairman  of  U.S.   Bank  (a
                    subsidiary  of U.S.  Bancorp and formerly
                    Colorado     National     Bank,)    (July
                    1996-April  1,  1999) and a  director  of
                    Commercial   Assets,    Inc.   (a   REIT)
                    (1993-2000).  Oversees 37  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William          Trustee   (since   1996)  of   MassMutual $0         Over
Marshall, Jr.,      Institutional  Funds  and of  MML  Series            $100,000
Trustee since 2002  Investment   Fund  (open-end   investment
Age: 61             companies);    Trustee    (since   1987),
                    Chairman  of the Board  (since  2003) and
                    Chairman  of  the  investment   committee
                    (since 1994) for the  Worcester  Polytech
                    Institute;    President   and   Treasurer
                    (since  January  1999) of the SIS Fund (a
                    private not for profit  charitable fund);
                    Trustee  (since 1995) of the  Springfield
                    Library and Museum  Association;  Trustee
                    (since  1996)  of  the  Community   Music
                    School of Springfield.  Formerly,  member
                    of  the   investment   committee  of  the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS &H Family
                    Bank,   F.S.B.   (formerly   SIS   Bank);
                    President,  Chief  Executive  Officer and
                    Director (May 1993-December  1998) of SIS
                    Bankcorp,  Inc.  and SIS  Bank  (formerly
                    Springfield  Institution for Savings) and
                    Executive   Vice    President    (January
                    1999-July   1999)  of  Peoples   Heritage
                    Financial   Group,   Inc.   Oversees   40
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                 Interested Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                        Dollar
                                                                        Range Of
                                                                        Shares
                                                                        Beneficially
                                                                        Owned in
                    Years;                                   Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held    Shares     Oppenheimer
with Fund,          by Trustee;                              BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex     Owned in   Overseen by
Age                 Currently Overseen by Trustee            the Trust  Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Richard F. Grabish, Senior   Vice    President,    Assistant $0         Over
Trustee since 2003  Director of Sales and  Marketing  (since            $100,000
Age: 55             March  1997),  and  Manager  of  Private
                    Client  Services  (since  June 1985) for
                    A.G.     Edwards     &H    Sons,     Inc.
                    (broker/dealer   and  investment  firm).
                    Chairman  and  Chief  Executive  Officer
                    (since  March  2001)  of  A.G.   Edwards
                    Trust  Company;  Director  (since  March
                    1988)  of  A.G.  Edwards  &H  Sons,  Inc.
                    Formerly  (until  March 1987)  President
                    and Vice Chairman of A.G.  Edwards Trust
                    Company.  Oversees 37  portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, NY 10080. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman,   Chief  Executive  Officer  and $0         Over
President and      director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 54            President  and a  director  or  trustee of
                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson &H Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    66     portfolios    in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Fielding, Molleur and Zack and Ms. Feld, Two World Financial Center,
225 Liberty Street, 11th Floor, New York, NY 10080, for Messrs. Vottiero and
Wixted and Mses. Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO
80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice President (since January 1996) of the Manager;
Vice President and      Chairman of the Rochester Division of the Manager (since
Portfolio Manager       January 1996); an officer of 9 portfolios in the
since 2002              OppenheimerFunds complex.
Age:  54
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 44                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc (offshore fund  management  subsidiaries of the Manager)
                        (since  May 2000) and OFI  Institutional  Asset  Management,
                        Inc. (since  November  2000);  Treasurer and Chief Financial
                        Officer  (since May 2000) of  Oppenheimer  Trust  Company (a
                        trust  company   subsidiary   of  the  Manager);   Assistant
                        Treasurer  (since  March  1999) of  Oppenheimer  Acquisition
                        Corp.  and  OppenheimerFunds  Legacy  Program  (since  April
                        2000);   formerly  Principal  and  Chief  Operating  Officer
                        (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund
                        Services  Division.  An  officer  of 82  portfolios  in  the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82
Age:  40                portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age:  40                Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 82 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Vice President &H        (since February 2002) of the Manager;  General Counsel and a
Secretary since 2001    director   (since   November   2001)   of   OppenheimerFunds
Age: 55                 Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        And  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 73
Age: 46                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

         |X| Remuneration of Trustees. The officers of the Fund and Mr.
Murphy (who is an officer and Trustee of the Fund) are affiliated with the
Manager and receive no salary or fee from the Fund..  The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended September 30, 2003. The compensation from all
41 of the Board II Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended
December 31, 2002.

-------------------------------------------------------------------------------
Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1                Trustees*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
James C. Swain                            $1,680                $177,996
Chairman of the Board of Trustees
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong
Vice Chairman of the Board and             $960                 $92,076
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Avis                             $960                 $92,199
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George C. Bowen                            $960                 $91,124
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron                         $1,092                $99,743
Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jon S. Fossel                             $1,092                $94,590
Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sam Freedman                               $960                 $92,199
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Richard F. Grabish                          $0                  $9,0132
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton                           $9473              $113,6594,5
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone                           $9476                $58,3264
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.                   $960                $138,1247
Review Committee Member
-------------------------------------------------------------------------------
Effective  July 1, 2002,  C.  Howard  Kast and Robert M.  Kirchner  retired as
Trustees  from the Board II Funds.  For the calendar  year ended  December 31,
2002,  Mr. Kast  received  $41,451 and Mr.  Kirchner  received  $38,001  total compensation  from all of the  Oppenheimer  funds  for  which  they  served as
Trustee.
1.    Aggregate   Compensation   from   Fund   includes   fees  and   deferred
   compensation, if any, for a Trustee.
2.    Effective  October 27, 2003,  Mr.  Grabish was elected as Trustee on all
   Board II Funds (with the  exception of  Oppenheimer  Senior  Floating  Rate
   Fund). Prior to that date, "Total  Compensation From Fund and Fund Complex"
   paid to Mr.  Grabish  for  service as a Trustee,  as well as service on the
   Review Committee was paid only by Centennial  Government Trust,  Centennial
   California Tax Exempt Trust,  Centennial Money Market Trust, Centennial New
   York Tax Exempt Trust,  Centennial Tax Exempt Trust and Centennial  America
   Fund,  L.P.  (total of six funds for which he previously  served as Trustee on the Board II Funds).  Mr. Grabish was appointed to the Review  Committee beginning  February 24, 2003. Had he served on the Review Committee for the
   2002 calendar  year, his "Total  Compensation  From Trust and Fund Complex"
   would have been higher.
3.    Includes  $947  deferred  under  Deferred  Compensation  Plan  described below.
4.    Mrs.  Hamilton  and Mr.  Malone were elected as Trustees of the Board II
   Funds effective June 1, 2002. Total  compensation for Mrs. Hamilton and Mr.
   Malone  was  paid  by all  the  Board  II  Funds,  with  the  exception  of
   Oppenheimer  Senior  Floating  Rate Fund for which  they  currently  do not serve as Trustees (total of 40 Oppenheimer funds at December 31, 2002).
5.    Includes  $55,333  compensation  (of  which  100% was  deferred  under a deferred  compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which is the indirect parent company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.
6.    Includes $947 deferred under Deferred Compensation Plan described below.
7.    Includes  $47,000  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of MassMutual Institutional Funds.
* For purposes of this section only,  "Fund Complex"  includes the Oppenheimer funds,  MassMutual  Institutional  Funds  and MML  Series  Investment  Fund in
accordance  with  the  instructions  for  Form  N-1A.  The  Manager  does  not consider  MassMutual  Institutional Funds and MML Series Investment Fund to be
part of the  OppenheimerFunds  "Fund  Complex"  as that term may be  otherwise interpreted.

      |X| Deferred  Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for disinterested  trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC,  the Fund may invest in the funds  selected by the  Trustee  under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major  Shareholders.  As of October 22,  2003,  the only persons who owned of record or who were known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were:

      MLPF&HS for the sole  benefit  of its  customers,  Attn:  Fund  Admin.  #
      974E0, 4800 Deer Lake Drive East, Floor 3, Jacksonville,  FL 32246-6484,
      which  owned  1,635,912.472  Class A Shares,  representing  9.01% of the
      Class A Shares then outstanding;

      Citigroup Global Markets,  Inc.  #109801250,  Attn: Cindy Tempesta,  7th
      Floor,  333 West 34th  Street,  New York,  NY  10001-2483,  which  owned
      969,283.344  Class A  Shares,  representing  5.34% of the Class A shares then outstanding;

      MLPF&HS for the sole benefit of its customers,  Attn: Fund Admin. #97HF3,
      4800 Deer Lake Drive East, Floor 3, Jacksonville,  FL 32246-6484,  which owned  690,950.785  Class B Shares,  representing  14.06% of the Class B
      Shares then outstanding; and

      Citigroup Global Markets,  Inc.  #109801250,  Attn: Cindy Tempesta,  7th
      Floor,  333 West 34th  Street,  New York,  NY  10001-2483,  which  owned
      394,713.536  Class B  Shares,  representing  8.03% of the Class B shares then outstanding;

      Citigroup Global Markets,  Inc.  #109801250,  Attn: Cindy Tempesta,  7th
      Floor,  333 West 34th  Street,  New York,  NY  10001-2483,  which  owned
      870,014.699  Class C  Shares,  representing  7.42% of the Class C shares then outstanding;

      MLPF&HS for the sole  benefit  of its  customers,  Attn:  Fund  Admin.  #
      97C21, 4800 Deer Lake Drive East, Floor 3, Jacksonville,  FL 32246-6484,
      which owned  2,873,418.577  Class C Shares,  representing  24.50% of the
      Class C Shares then outstanding.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a
           ------------------
duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.  The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund support proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
            The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August
31st of each year. The first such filing is due no later than August 31,
2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form
N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at  1.800.225.5677 and (ii) on the SEC's website at
www.sec.gov.
-----------

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.
-------------------------------------------------------------------------------

    Fiscal Year Ending 9/30     Management Fee Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2001                                 $ 651,264
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2002                                  $689,836
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2003                                 $1,487,419
-------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the Independent
Trustees who assisted the Board in its deliberations.  The Independent
Trustees' Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After  careful  deliberation,   the  Board,  including  the  Independent
Trustees,  concluded  that it was in the  best  interest  of  shareholders  to continue the investment  advisory agreement for another year. In arriving at a decision,  the Board did not  single out any one factor or group of factors as
being  more  important   than  other  factors,   but  considered  all  factors
together.  The  Board  judged  the  terms  and  conditions  of the  investment advisory agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution"
refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding.
However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.
The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.
Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the
Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the
Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

--------------------------------------------------------------------------------

    Fiscal Year Ended 9/30       Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2001                                   $11,470
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2002                                   $17,447
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2003                                     $02
--------------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal  amounts on a net trade basis.
2.    In the fiscal year ended 9/30/03,  there were no  transactions  directed to brokers for research services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

-------------------------------------------------------------------------------
            Aggregate     Class A     Concessions   Concessions   Concessions
 Fiscal     Front-End    Front-End     on Class A    on Class B   on Class C
  Year    Sales Charges    Sales         Shares        Shares       Shares
  Ended    on Class A     Charges     Advanced by   Advanced by   Advanced by
  9/30:      Shares     Retained by   Distributor1  Distributor1 Distributor1
                        Distributor2
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2001       $88,200      $24,230        $4,248       $65,219       $33,758
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2002      $187,431      $56,500       $12,335       $131,411      $80,274
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2003     $1,692,485     $429,547      $152,106     $1,165,665   $1,320,313
-------------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares  and for sales of Class B and  Class C shares  from its own resources at the time of sale.
2.    Includes  amounts  retained by a  broker-dealer  that is an affiliate or parent of the distributor.

-------------------------------------------------------------------------------
              Class A Contingent   Class B Contingent     Class C Contingent
Fiscal Year     Deferred Sales       Deferred Sales     Deferred Sales Charges
Ended 9/30:        Charges               Charges             Retained by
                 Retained by           Retained by           Distributor
                 Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2001            $5,362               $24,044                 $580
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2002            $2,764               $46,301                $5,423
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2003           $21,470              $132,342               $50,299
-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended September 30, 2003, payments under the Class
A Plan totaled $448,228, all of which all was paid by the Distributor to recipients, and included $40,207 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. In cases where the
Distributor is the broker of record for Class B and Class C shares, i.e.
shareholders without the services of a broker directly invest in the Fund, the Distributor will retain the asset-based sales charge and service fee for
Class B and Class C shares.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's  actual expenses in selling Class B and Class C shares may be more than the payments it receives from the  contingent  deferred sales charges  collected  on redeemed  shares and from the Fund under the plans.  If either  the Class B or Class C plan is  terminated  by the Fund,  the Board of
Trustees  may allow the Fund to  continue  payments of the  asset-based  sales charge  to the  Distributor  for  distributing  shares  before  the  plan  was terminated.

 -----------------------------------------------------------------------------
  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/03
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class:             Total          Amount      Distributor's   Distributor's
                                                 Aggregate     Unreimbursed
                                               Unreimbursed    Expenses as %
                   Payments     Retained by      Expenses      of Net Assets
                  Under Plan    Distributor     Under Plan       of Class
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class B Plan
                   $474,436      $359,4361      $1,181,943         1.67%
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class C Plan
                   $928,190      $532,9882      $2,828,466         1.72%
 -----------------------------------------------------------------------------
1.    Includes  $1,673  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $9,468  paid  to an  affiliate  of  the  Distributor's  parent company.

      All  payments  under the Class B and  Class C plans are  subject  to the limitations  imposed  by the  Conduct  Rules of the  National  Association  of
Securities Dealers,  Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the one-, five- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.
o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)6 -1]
                       ---
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

------------------------------------------------------------------------------
           The Fund's Yields for the 30-Day Periods Ended 9/30/03
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                        Tax-Equivalent Yield
              Standardized Yield      Dividend Yield      (35.00% Fed. Tax
                                                              Bracket)
Class of
Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
              Without     After     Without    After     Without     After
               Sales      Sales      Sales     Sales      Sales      Sales
               Charge     Charge    Charge     Charge     Charge     Charge
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A        5.21%      5.02%      5.25%     5.06%      8.01%      7.73%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B        4.44%       N/A       4.55%      N/A       6.84%       N/A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C        4.46%       N/A       4.58%      N/A       6.86%       N/A
------------------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year, 2.0% in the third and fourth years, 1.0% in the fifth year and none thereafter.  For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 9/30/03
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           Cumulative Total            Average Annual Total Returns
             Returns (10
                years
              or life of
 Class of       class)
  Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                  5-Year           10-Year
                                 1-Year         (or life of      (or life of
                                                  class)           class)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After   Without  After    Without After    Without  After    Without
           Sales   Sales    Sales    Sales   Sales    Sales    Sales    Sales
           Charge   Charge   Charge  Charge   Charge   Charge   Charge  Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Class A1  54.88%   60.50%   0.54%    4.19%   3.21%    3.95%    4.47%   4.84%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Class B2  43.88%   43.88%   -0.56%   3.40%   2.98%    3.15%    4.62%   4.62%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Class C3  49.15%   49.15%   2.44%    3.42%   3.16%    3.16%    4.15%   4.15%
-------------------------------------------------------------------------------
1. Inception of Class A: 11/11/86.
2. Inception of Class B: 9/11/95.
3.    Inception of Class C: 12/1/93.

----------------------------------------------------------------------------------
      Average Annual Total Returns for Class A Shares (After Sales Charge)
                          For the Period Ended 09/30/03
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                1-Year     5-Year or Life of   10- Year or Life
                                                 Class             of Class
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
      After Taxes on            0.54%            3.17%              4.44%1
       Distributions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on
Distributions and               2.12%            3.41%              4.51%1
Redemption of Fund Shares
----------------------------------------------------------------------------------
1.    Inception of Class A shares: 11/11/86.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories. Lipper also publishes "Lipper Leader" awards in two categories:

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The
Fund is ranked in the municipal national intermediate category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

|X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:
Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund II
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold &H Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer Limited-Term Government Fund  Limited-Term New York Municipal Fund
And the following money market funds:     Rochester Fund Municipals

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if you purchase Class
A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the
Letter. Letters do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the
Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
         Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September. This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
           ------------------------

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on
Nasdaq(R), as applicable, as determined by a pricing service approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order.  The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares.  The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional
Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use Class A shares held under the plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals

      Oppenheimer Limited Term Municipal     Limited Term New York Municipal Fund
      Fund
      Oppenheimer Municipal Bond Fund        Oppenheimer Senior Floating Rate
                                             Fund

      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer AMT-Free New York          Oppenheimer Multiple Strategies Fund
      Municipals
      Oppenheimer California Municipal Fund  Oppenheimer New Jersey Municipal Fund
      Oppenheimer Capital Income Fund        Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Champion Income Fund       Oppenheimer Principal Protected Main
                                             Street Fund II
      Oppenheimer Convertible Securities     Oppenheimer Quest Capital Value Fund,
      Fund                                   Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Quest International Value
      Fund                                   Fund, Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Gold &H Special Minerals    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund  Oppenheimer Total Return Bond Fund
      Oppenheimer International Small        Limited Term New York Municipal Fund
      Company Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (2/4/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.
      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.
To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the
                                                 -
redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person (to include,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid  by the  Fund)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank, N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte &H Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.  Audit and non-audit services provided to the Fund must be pre-approved the Audit
Committee. Non-audit services provided by Deloitte &H Touche LLP to the
Manager and certain related companies must also be pre-approved by the Audit
Committee.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of
 Oppenheimer Limited Term Municipal Fund:

We have  audited  the  accompanying  statement  of  assets  and  liabilities  of
Oppenheimer Limited Term Municipal Fund, a series of Oppenheimer Municipal Fund, including  the  statement  of  investments,  as of September  30, 2003,  and the related  statement  of  operations  and cash flows for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial  highlights for the periods indicated.  These financial statements  and  financial  highlights  are  the  responsibility  of the  Fund's management.  Our  responsibility  is to express  an  opinion on these  financial statements and financial highlights based on our audits.

     We conducted our audits in accordance  with  auditing  standards  generally accepted in the United States of America.  Those standards  require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing procedures.  An audit also includes assessing the accounting principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement presentation.

     We believe that our audits provide a reasonable  basis for our opinion.  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects,  the financial position of Oppenheimer
Limited Term  Municipal  Fund, a series of  Oppenheimer  Municipal  Fund,  as of
September  30, 2003,  the results of its  operations  and its cash flows for the year then ended,  the changes in its net assets for each of the two years in the period then ended, and the financial  highlights for the periods  indicated,  in conformity with accounting principles generally accepted in the United States of
America.

/s/Deloitte &H Touche LLP
 Deloitte &H Touche LLP

 Denver, Colorado
 November 14, 2003

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2003

Effective

Principal
Maturity*    Market Value
     Amount                                                Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--105.0%
-------------------------------------------------------------------------------------------------------------------
Alabama--1.8%
$   100,000   AL 21st Century Authority Tobacco
              Settlement                                     5.250%
12/01/2006     12/01/2006 b   $    104,575
-------------------------------------------------------------------------------------------------------------------
     15,000   AL HFA (Collateralized Home Mortgage)          6.100
10/01/2020     04/01/2009 b         15,526
-------------------------------------------------------------------------------------------------------------------
     45,000   AL Hsg. Finance Authority                      5.750
04/01/2012     04/01/2009 b         47,421
-------------------------------------------------------------------------------------------------------------------
  4,505,000   Bay Minette, AL IDB (B.F. Goodrich)            6.500
02/15/2009     08/15/2005 b      4,599,380
-------------------------------------------------------------------------------------------------------------------
     30,000   Birmingham, AL Private Educational Building
              Authority (Birmingham-Southern College)        6.000
12/01/2021     06/01/2008 b         30,881
-------------------------------------------------------------------------------------------------------------------
     15,000   Courtland, AL IDB
              (Champion International Corp.)                 5.900
02/01/2017     02/01/2006 b         15,210
-------------------------------------------------------------------------------------------------------------------
  2,000,000   Courtland, AL IDB
              (Champion International Corp.)                 6.150
06/01/2019     06/01/2007 b      2,065,920
-------------------------------------------------------------------------------------------------------------------
     15,000   Courtland, AL IDB
              (Champion International Corp.)                 6.500
09/01/2025     09/01/2007 b         15,468
-------------------------------------------------------------------------------------------------------------------
    640,000   Courtland, AL IDB
              (Champion International Corp.), Series A       6.375
03/01/2029     03/01/2005 b        645,773
-------------------------------------------------------------------------------------------------------------------
      5,000   Huntsville, AL IDB (Coltec Industries)         9.875
10/01/2010     10/01/2003 b          5,012
-------------------------------------------------------------------------------------------------------------------
     30,000   Jasper, AL Medical Clinic Board
              (Walker Regional Medical Center)               6.400
07/01/2011     12/01/2003 b         30,345
-------------------------------------------------------------------------------------------------------------------
     45,000   Montgomery, AL Medical Clinic Board
              Health Care                                    7.000
03/01/2015     03/01/2004 b         45,098
-------------------------------------------------------------------------------------------------------------------
    540,000   Montgomery, AL Medical Clinic Board
              Health Care                                    7.375
03/01/2006     12/01/2005 b        541,858
-------------------------------------------------------------------------------------------------------------------
     25,000   Morgan County-Decatur, AL Health Care
              Authority (Decatur General Hospital)           6.250
03/01/2013     03/01/2004 b         26,025
-------------------------------------------------------------------------------------------------------------------
    775,000   Tuskugee, AL GO                                7.000
01/01/2021     01/01/2006 b        792,267

--------------

                             8,980,759

-------------------------------------------------------------------------------------------------------------------
Alaska--0.0%
     10,000   AK HFC (Veterans Homes), Series B-2            6.700
12/01/2025     12/01/2003 b         10,016
-------------------------------------------------------------------------------------------------------------------
     15,000   AK HFC, Series A                               6.000
12/01/2015     06/01/2008 b         15,108
-------------------------------------------------------------------------------------------------------------------
     40,000   AK International Airports, Series I            5.500
10/01/2015     10/01/2003 b         40,928

--------------

66,052

-------------------------------------------------------------------------------------------------------------------
Arizona--0.0%
     15,000   AZ COP, Series 1                               5.900
08/01/2008     02/01/2004 b         15,238
-------------------------------------------------------------------------------------------------------------------
     10,000   AZ COP, Series 4                               5.500
08/01/2019     08/01/2004 b         10,229
-------------------------------------------------------------------------------------------------------------------
     10,000   Glendale, AZ Improvement District No. 57       6.000
01/01/2011     01/01/2004 b         10,109
-------------------------------------------------------------------------------------------------------------------
     15,000   Pima County, AZ Junior College District        7.000
07/01/2009     01/01/2004 b         15,662
-------------------------------------------------------------------------------------------------------------------
     50,000   University of AZ Medical Center                6.250
07/01/2010     02/01/2004 b         50,708

--------------

101,946
-------------------------------------------------------------------------------------------------------------------
Arkansas--0.2%
     20,000   AR DFA (Single Family Mtg.), Series C          6.350
09/01/2014     09/01/2004 b         20,218
-------------------------------------------------------------------------------------------------------------------
     25,000   Independence County, AR Pollution Control
              (Arkansas Power &H Light Company)               6.250
01/01/2021     07/01/2005 b         25,331
-------------------------------------------------------------------------------------------------------------------
     25,000   Pope County, AR Pollution Control
              (Arkansas Power &H Light Company)               6.300
11/01/2020     11/01/2003 b         25,015

10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective
  Principal
            Maturity*    Market Value
     Amount                                                Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Arkansas Continued
$   875,000   Warren, AR Solid Waste Disposal
              (Potlatch Corp.)                               7.500%
08/01/2013     02/01/2004 b   $    875,700

                                          --------------

946,264
-------------------------------------------------------------------------------------------------------------------
California--7.8%
  1,000,000   CA CDA (East Valley Tourist)                  11.000
10/01/2020     03/01/2007 g        994,680
-------------------------------------------------------------------------------------------------------------------
  3,620,000   CA Golden State Tobacco
              Securitization Corp.                           6.250
06/01/2033     09/11/2012 c      3,139,481
-------------------------------------------------------------------------------------------------------------------
  8,000,000   CA Golden State Tobacco
              Securitization Corp. Enhanced w                5.750
06/01/2022     06/01/2008 b      8,421,520
-------------------------------------------------------------------------------------------------------------------
 11,500,000   CA Golden State Tobacco
              Securitization Corp. Enhanced w                5.750
06/01/2023     06/01/2008 b     12,086,155
-------------------------------------------------------------------------------------------------------------------
     60,000   CA Loan Purchasing Finance Authority           5.600
10/01/2014     10/01/2003 b         60,814
-------------------------------------------------------------------------------------------------------------------
  3,200,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center) INFLOS i         9.502 r
11/01/2015     11/01/2005 b      3,333,792
-------------------------------------------------------------------------------------------------------------------
    100,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center)
              PARS &H INFLOS                                  5.400 v
11/01/2015     11/01/2005 b        102,091
-------------------------------------------------------------------------------------------------------------------
    250,000   Northern CA Tobacco Securitization
              Authority (TASC), Series B                     5.000
06/01/2028     04/28/2010 c        200,170
-------------------------------------------------------------------------------------------------------------------
    500,000   Sacramento, CA Cogeneration Authority
              (Proctor &H Gamble)                             6.375
07/01/2010     07/01/2005 b        531,135
-------------------------------------------------------------------------------------------------------------------
  6,000,000   Santa Rosa, CA Rancheria Tachi Yokut
              Tribe Enterprise                               6.125
03/01/2013     04/06/2011 c      5,991,120
-------------------------------------------------------------------------------------------------------------------
  5,000,000   Southern CA Tobacco Securitization
              Authority (TASC)                               5.500
06/01/2036     08/18/2014 c      3,867,500

--------------

38,728,458

-------------------------------------------------------------------------------------------------------------------
Colorado--1.5%
     30,000   Adams County, CO Pollution Control,
              Series A                                       5.875
04/01/2014     10/01/2003 b         30,412
-------------------------------------------------------------------------------------------------------------------
     20,000   Arapahoe County, CO School District GO         6.350
12/01/2004     12/01/2003 b         20,284
-------------------------------------------------------------------------------------------------------------------
    100,000   CO Health Facilities Authority
              (North Colorado Medical Center)                6.000
05/15/2020     11/15/2003 b        102,392
-------------------------------------------------------------------------------------------------------------------
     12,000   CO Hsg. &H Finance Authority, Series A          7.400
11/01/2027     05/01/2004 g         12,069
-------------------------------------------------------------------------------------------------------------------
    480,000   CO Hsg. &H Finance Authority, Series B1         7.900
12/01/2025     01/01/2004 g        501,327
-------------------------------------------------------------------------------------------------------------------
    680,000   CO Hsg. &H Finance Authority, Series C-2        6.875
11/01/2028     03/01/2005 c        684,005
-------------------------------------------------------------------------------------------------------------------
     20,000   Denver, CO City &H County Airport               5.600
11/15/2020     11/15/2006 b         21,772
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City &H County Airport RITES i      10.589 r
11/15/2014     11/15/2010 b      1,233,280
-------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City &H County Airport RITES i      10.589 r
11/15/2015     11/15/2010 b      1,842,090
-------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City &H County Airport RITES        10.589 r
11/15/2016     11/15/2010 b      1,828,410
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City &H County Airport RITES        10.589 r
11/15/2018     11/15/2010 b      1,206,000

                                      --------------

7,482,041
-------------------------------------------------------------------------------------------------------------------
Connecticut--0.2%
    105,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic Corp.)                   5.500
06/01/2028     06/01/2004 b        107,356
-------------------------------------------------------------------------------------------------------------------
    105,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic Corp.)                   5.600
06/01/2028     06/01/2005 b        107,435

11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                           Effective

Principal
Maturity*    Market Value
     Amount                                                  Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Connecticut Continued
$   170,000   CT Health &H Educational Facilities Authority
              (New Britain General Hospital), Series B         6.000%
07/01/2024     07/01/2004 b   $    178,505
---------------------------------------------------------------------------------------------------------------------
     30,000   CT Health &H Educational Facilities Authority,
              Series E                                         6.500
07/01/2014     01/01/2004 b         30,789
---------------------------------------------------------------------------------------------------------------------
     45,000   CT HFA                                           6.000
11/15/2027     11/15/2008 b         46,762
---------------------------------------------------------------------------------------------------------------------
     50,000   CT HFA (Greenwich Boys and Girls Club)           6.000
11/15/2027     11/15/2006 b         51,958
---------------------------------------------------------------------------------------------------------------------
     25,000   CT Resource Recovery Authority
              (Browning-Ferris Industries)                     6.450
11/15/2022     11/15/2006 b         25,279
---------------------------------------------------------------------------------------------------------------------
     45,000   Hartford, CT Redevel. Agency (Underwood)        10.000
02/01/2025     02/01/2004 b         48,263
---------------------------------------------------------------------------------------------------------------------
    600,000   Mashantucket, CT Western Pequot Tribe,
              Series B                                         5.600
09/01/2009     09/01/2008 b        652,302

------------

1,248,649
---------------------------------------------------------------------------------------------------------------------
Delaware--0.5%
  1,080,000   DE EDA (Student Hsg.- University Courtyard)      5.750
08/01/2014     08/01/2010 b      1,191,715
---------------------------------------------------------------------------------------------------------------------
  1,010,000   Quaker Hill, DE Hsg. Corp. (Terry Apartments)    7.550
02/01/2022     07/01/2004 b      1,050,148

--------------

2,241,863
---------------------------------------------------------------------------------------------------------------------
Florida--7.6%
    465,000   Brevard County, FL Hsg. Finance Authority
              (Single Family Mtg.)                            6.700
09/01/2027 09/01/2004 b       479,629
---------------------------------------------------------------------------------------------------------------------
    100,000   Brevard, FL IDR (NUI Corp.)                      6.400
10/01/2024     10/01/2004 b        107,081
    450,000   Clay County, FL Hsg. Finance Authority
              (Single Family Mtg.)                             6.550
03/01/2028     07/15/2004 g        459,940
     65,000   Dade County, FL Aviation
              (Miami International Airport)                    5.750
10/01/2026     10/01/2008 b         68,988
     20,000   Dade County, FL HFA
              (Lincoln Fields Apartments)                      6.250
07/01/2024     07/01/2004 b         20,089
  3,535,000   Escambia County, FL Pollution Control
              (Champion International Corp.)                   6.900
08/01/2022     08/01/2004 b      3,685,980
  7,000,000   FL Gateway Services Community Devel.
              District Special Assessment (Sun City Center)    5.500
05/01/2010     08/15/2005 c      6,974,800
  1,000,000   FL HFA (Multifamily Hsg.), Series C              6.000
08/01/2011     08/01/2006 b      1,146,000
     75,000   FL HFA (Multifamily Hsg.), Series I              6.500
07/01/2016     07/01/2008 b         76,182
    620,000   FL HFA (Multifamily Hsg.), Series I              6.625
07/01/2028     07/01/2008 b        621,538
      5,000   FL HFA (Single Family Hsg.), Series A            6.650
01/01/2024     01/01/2005 b          5,178
     25,000   FL HFA (Single Family Hsg.), Series B            5.875
01/01/2027     01/01/2006 b         25,400
    350,000   FL HFA (Single Family Hsg.), Series B            6.650
07/01/2026     07/01/2004 b        359,797
     45,000   FL HFC                                           5.900
07/01/2021     07/01/2009 b         47,132
     35,000   Hollywood, FL Water &H Sewer                      5.500
10/01/2015     10/01/2003 b         35,815
    540,000   Jackson County, FL School Board                  7.900
12/01/2016     12/01/2003 b        543,019
     70,000   Jacksonville, FL Hospital
              (University Medical Center)                      6.500
02/01/2011     02/01/2004 b         71,407
     50,000   Jacksonville, FL Port Authority                  5.625
11/01/2018     11/01/2008 b         54,196
     25,000   Lakeland, FL Light &H Water                       5.750
10/01/2019     10/01/2003 b         27,821
     45,000   Lee County, FL Capital Improvement
              &H Transportation Facilities                      5.600
10/01/2021     10/01/2003 b         46,036
      5,000   Manatee County, FL HFA, Series A                 9.125
06/01/2016     12/01/2003 b          5,041
 10,125,000   Martin County, FL IDA (Indiantown Cogeneration)  7.875
12/15/2025     12/15/2004 b     10,598,040

12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value
     Amount                                                Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Florida Continued
$    85,000   Miami, FL Community Redevel.
              (Southeast Overtown/Park West)                 8.500%
10/01/2015     10/01/2003 b   $     85,252
-------------------------------------------------------------------------------------------------------------------
  3,500,000   Miami, FL Health Facilities Authority
              (Mercy Hospital) IRS                           9.340 r
08/15/2015     08/15/2004 b      3,852,730
-------------------------------------------------------------------------------------------------------------------
     10,000   Miami, FL Sports &H Exhibit Authority, Series A 6.150
10/01/2020     10/01/2003 b         10,138
-------------------------------------------------------------------------------------------------------------------
     40,000   North Palm Beach Heights, FL Water
              Control District, Series A                     6.500
10/01/2012     10/01/2003 b         40,578
-------------------------------------------------------------------------------------------------------------------
    455,000   Oakland, FL Charter School w                   6.950
12/01/2015     05/01/2011 g        456,606
-------------------------------------------------------------------------------------------------------------------
    175,000   Ocoee, FL Water &H Sewer System                 5.750
10/01/2017     10/01/2003 b        179,125
-------------------------------------------------------------------------------------------------------------------
     50,000   Osceola County, FL Osceola Parkway             6.100
04/01/2017     10/01/2003 b         50,698
-------------------------------------------------------------------------------------------------------------------
    100,000   Palm Beach County, FL Airport Centre           6.000
08/01/2013     08/01/2004 b        101,389
-------------------------------------------------------------------------------------------------------------------
      5,000   Palm Beach County, FL Hsg. Finance Authority,
              Series A                                       6.800
10/01/2027     10/01/2004 b          5,151
-------------------------------------------------------------------------------------------------------------------
     30,000   Pinellas County, FL HFA, Series A              6.000
04/01/2029     04/01/2008 b         31,037
-------------------------------------------------------------------------------------------------------------------
    130,000   Pinellas County, FL HFA, Series A              6.550
08/01/2027     08/01/2004 b        133,847
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Sumter Landing, FL Community Devel.
              District Special Assessment                    6.250
05/01/2013     05/01/2009 c      1,010,340
-------------------------------------------------------------------------------------------------------------------
  6,000,000   Volusia County, FL EFA
              (Emery-Riddle Aeronautical University)         6.125
10/15/2026     10/15/2008 b      6,054,060

--------------

                                     37,470,060
-------------------------------------------------------------------------------------------------------------------
Georgia--0.7%
     15,000   Augusta, GA Hsg. Rehabilitation Agency
              (Bon Air)                                      7.500
03/01/2014     03/01/2006 b         15,223
-------------------------------------------------------------------------------------------------------------------
  2,100,000   Cobb County, GA Devel. Authority
              (Boise Cascade Corp.)                          7.000
09/01/2014     09/01/2006 b      2,146,830
-------------------------------------------------------------------------------------------------------------------
     10,000   Cumming, GA Water &H Sewer                      6.250
12/01/2024     12/01/2003 b         10,275
-------------------------------------------------------------------------------------------------------------------
     55,000   Fulton County, GA Hsg. Authority               6.550
03/01/2018     03/01/2005 b         56,243
-------------------------------------------------------------------------------------------------------------------
     15,000   Fulton-DeKalb, GA (Grady Memorial Hospital)    5.500
01/01/2012     07/01/2004 b         15,351
-------------------------------------------------------------------------------------------------------------------
    125,000   Fulton-DeKalb, GA (Grady Memorial Hospital)    5.500
01/01/2020     07/01/2004 b        127,845
-------------------------------------------------------------------------------------------------------------------
     40,000   GA Hsg. &H Finance Authority
              (Home Ownership Program)                       6.600
06/01/2025     06/29/2006 b         40,899
-------------------------------------------------------------------------------------------------------------------
     25,000   GA Hsg. &H Finance Authority
              (Single Family Mtg.), Series A                 5.250
12/01/2020     12/01/2005 b         25,410
-------------------------------------------------------------------------------------------------------------------
     10,000   GA Hsg. &H Finance Authority
              (Single Family Mtg.), Series B2                6.150
12/01/2028     06/01/2008 b         10,378
-------------------------------------------------------------------------------------------------------------------
     25,000   GA Hsg. &H Finance Authority
              (Single Family Mtg.), Series C2                5.800
12/01/2026     12/01/2009 b         26,065
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Rockdale County, GA Devel. Authority
              (Visy Paper)                                   7.500
01/01/2026     01/01/2006 b      1,002,380
-------------------------------------------------------------------------------------------------------------------
     10,000   Rome, GA New Public Housing Authority          5.750
11/01/2010     11/01/2003 b         11,439
-------------------------------------------------------------------------------------------------------------------
    100,000   Savannah, GA EDA
              (University Financing Foundation)              6.750
11/15/2031     11/15/2010 b        110,605

--------------

3,598,943
-------------------------------------------------------------------------------------------------------------------
Hawaii--0.1%
     50,000   HI Harbor Capital Improvement                  5.500
07/01/2027     07/01/2009 b         51,524
-------------------------------------------------------------------------------------------------------------------
     65,000   HI HF&HD Corp. (Single Family Mtg.), Series A   6.000
07/01/2026     07/01/2006 b         66,278
-------------------------------------------------------------------------------------------------------------------
     15,000   HI HF&HD Corp. (Single Family Mtg.), Series B   5.700
07/01/2013     07/01/2006 b         15,437

13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount                                                Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Hawaii Continued
$   150,000   HI HF&HD Corp. (Single Family Mtg.), Series B   5.900%
07/01/2027     07/01/2006 b   $    153,624

--------------

                                         286,863
-------------------------------------------------------------------------------------------------------------------
Idaho--0.0%
     25,000   ID Hsg. &H Finance Assoc.
              (Single Family Mtg.), Series F                 6.050
07/01/2009     08/01/2005 g         25,947
-------------------------------------------------------------------------------------------------------------------
     50,000   ID Hsg. &H Finance Assoc.
              (Single Family Mtg.), Series H-2               6.200
07/01/2028     11/15/2006 g         52,865
-------------------------------------------------------------------------------------------------------------------
      5,000   ID Hsg. Agency (Single Family Mtg.)            7.600
07/01/2005     04/11/2004 c          5,020
-------------------------------------------------------------------------------------------------------------------
     15,000   ID Hsg. Agency (Single Family Mtg.), Series A  5.850
01/01/2005     01/01/2005           15,109
-------------------------------------------------------------------------------------------------------------------
     20,000   ID Hsg. Agency (Single Family Mtg.), Series A  6.125
07/01/2026     12/31/2010 g         21,711
-------------------------------------------------------------------------------------------------------------------
     20,000   Twin Falls, ID IDC
              (Seastrom Manufacturing Corp.)                 5.950
08/01/2005     08/01/2005           20,269

--------------

140,921
-------------------------------------------------------------------------------------------------------------------
Illinois--2.3%
    270,000   Chicago, IL Metropolitan HDC                   6.850
07/01/2022     07/01/2004 b        272,821
-------------------------------------------------------------------------------------------------------------------
     25,000   Chicago, IL Multifamily Hsg.
              (St. Edmund's Village)                         6.125
09/20/2024     09/20/2010 b         26,260
-------------------------------------------------------------------------------------------------------------------
     15,000   IL DFA (Children's Home &H Aid Society)         7.125
03/15/2007     03/15/2004 b         15,220
-------------------------------------------------------------------------------------------------------------------
  2,750,000   IL DFA (Citgo Petroleum Corp.)                 8.000
06/01/2032     06/01/2012 b      2,794,440
-------------------------------------------------------------------------------------------------------------------
  2,540,000   IL DFA (Olin Corp.)                            6.750
03/01/2016     04/01/2014 b      2,630,805
-------------------------------------------------------------------------------------------------------------------
  2,000,000   IL EFA (Art Institute of Chicago)              5.375
03/01/2018     03/01/2013 b      2,133,880
-------------------------------------------------------------------------------------------------------------------
  1,250,000   IL EFA (Art Institute of Chicago)              5.375
03/01/2023     03/01/2013 b      1,292,888
-------------------------------------------------------------------------------------------------------------------
     25,000   IL Hsg. Devel. Authority
              (Brookdale Village Apartments)                 6.200
09/01/2014     03/01/2005 b         25,245
-------------------------------------------------------------------------------------------------------------------
     60,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series A                   6.050
07/01/2015     07/01/2005 b         61,265
-------------------------------------------------------------------------------------------------------------------
     75,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series A                   6.125
07/01/2025     07/01/2005 b         76,273
-------------------------------------------------------------------------------------------------------------------
    120,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series C                   7.350
07/01/2011     01/01/2004 b        121,140
-------------------------------------------------------------------------------------------------------------------
     15,000   IL Hsg. Devel. Authority
              (Multifamily Program), Series 3                6.200
09/01/2023     09/01/2005 b         15,262
-------------------------------------------------------------------------------------------------------------------
     30,000   IL Metro Pier &H Exposition Authority           6.500
06/15/2027     12/15/2003 b         30,717
-------------------------------------------------------------------------------------------------------------------
    105,000   IL Student Assistance Commission
              Student Loan Revenue, Series BB               6.750
03/01/2015     03/01/2004 b        106,518
-------------------------------------------------------------------------------------------------------------------
     20,000   Lake County, IL HFC, Series A                  6.800
05/01/2023     11/01/2003 b         20,025
-------------------------------------------------------------------------------------------------------------------
    500,000   Lake County, IL HFC, Series A                  6.800
05/01/2023     11/01/2003 b        500,630
-------------------------------------------------------------------------------------------------------------------
     75,000   Markham, IL GO                                 8.000
01/01/2011     01/01/2005 b         78,713
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Onterie Center, IL HFC                         7.050
07/01/2027     07/01/2006 b      1,010,020

--------------

11,212,122
-------------------------------------------------------------------------------------------------------------------
Indiana--3.2%
     75,000   Hammond, IN Sewage &H Solid Waste Disposal
              (American Maize Products)                      8.000
12/01/2024     12/01/2004 b         80,549
-------------------------------------------------------------------------------------------------------------------
  1,135,000   IN Bond Bank (State Revolving Fund)            6.875
02/01/2012     02/01/2005 b      1,242,167
-------------------------------------------------------------------------------------------------------------------
    155,000   IN DFA (PSI Energy)                            5.750
02/15/2028     02/15/2004 b        158,616

Effective

Principal
  Maturity*    Market Value
     Amount                                                  Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Indiana Continued
$    60,000   IN Health Facilities Finance Authority
              (Community Hospitals)                            6.400%
05/01/2012     05/01/2004 b   $     60,871
---------------------------------------------------------------------------------------------------------------------
     50,000   IN Port Commission (Cargill)                     6.875
05/01/2012     10/01/2003 b         50,740
---------------------------------------------------------------------------------------------------------------------
     10,000   IN Toll Road Finance Authority                   6.000
07/01/2015     01/01/2004 b         10,014
---------------------------------------------------------------------------------------------------------------------
  6,700,000   Indianapolis, IN Airport (Federal Express Corp.) 7.100
01/15/2017     07/15/2004 b      7,071,716
---------------------------------------------------------------------------------------------------------------------
    880,000   Jasper County, IN Pollution Control
              (Northern Indiana Public Service)                7.100
07/01/2017     12/01/2003 b        910,008
---------------------------------------------------------------------------------------------------------------------
    100,000   Noblesville, IN Economic Devel.
              (Lions Creek Assoc.)                             7.000
11/01/2012     11/01/2003 b        103,730
---------------------------------------------------------------------------------------------------------------------
  1,550,000   Rockport, IN Pollution Control
              (Indiana-Michigan Power Company)                 7.600
03/01/2016     03/01/2004 b      1,581,620
---------------------------------------------------------------------------------------------------------------------
     35,000   Rockport, IN Pollution Control
             (Indiana-Michigan Power Company)                  7.600
03/01/2016     03/01/2004 b         36,295
---------------------------------------------------------------------------------------------------------------------
  4,365,000   Sullivan, IN Pollution Control (Hoosier Energy)  7.100
04/01/2019     10/01/2003 b      4,539,164
---------------------------------------------------------------------------------------------------------------------
     15,000   Warwick County, IN Environmental
              Improvement (Vectren Corp.)                      6.000
05/01/2023     05/01/2004 b         15,357

--------------

15,860,847
---------------------------------------------------------------------------------------------------------------------
Iowa--0.0%
     30,000   Council Bluffs, IA Pollution Control
              (Midwest Power Systems)                          5.950
05/01/2023     11/01/2003 b         30,701
---------------------------------------------------------------------------------------------------------------------
     20,000   Salix, IA Pollution Control
              (Northwestern Public Service Company)            5.900
06/01/2023     01/01/2004 b         20,528

--------------

                    51,229
---------------------------------------------------------------------------------------------------------------------
Kansas--0.0%
     95,000 Kansas City, KS Mtg. Revenue                       7.000
12/01/2011     06/01/2004 b         96,104
---------------------------------------------------------------------------------------------------------------------
Kentucky--5.5%
  4,000,000   Ashland, KY Pollution Control (Ashland Oil)      6.650
08/01/2009     08/01/2004 b      4,086,000
---------------------------------------------------------------------------------------------------------------------
 14,330,000   Ashland, KY Sewer &H Solid Waste
              (Ashland Oil)                                    7.125
02/01/2022     02/01/2005 b     15,100,524
---------------------------------------------------------------------------------------------------------------------
  3,000,000   Boone County, KY Pollution Control
              (Dayton Power &H Light Company)                   6.500
11/15/2022     11/15/2003 b      3,086,700
---------------------------------------------------------------------------------------------------------------------
  4,520,000   Henderson County, KY Solid Waste Disposal
              (MacMillan Bloedel)                              7.000
03/01/2025     03/01/2005 b      4,763,492
---------------------------------------------------------------------------------------------------------------------
     25,000   Jefferson County, KY Pollution Control
              (E.I. Dupont de Nemours)                         6.300
07/01/2012     07/01/2004 b         25,858
---------------------------------------------------------------------------------------------------------------------
     10,000   KY Hsg. Corp.                                    5.950
01/01/2024     08/01/2005 b         10,151

--------------

27,072,725
---------------------------------------------------------------------------------------------------------------------
Louisiana--5.4%
  1,315,000   Calcasieu Parish, LA IDB (Olin Corp.)            6.625
02/01/2016     04/01/2010 b      1,385,352
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Calcasieu Parish, LA Public Trust Authority      5.000
04/01/2028     03/22/2009 g      1,081,750
---------------------------------------------------------------------------------------------------------------------
      5,000   DeSoto Parish, LA Environmental Improvement
              (International Paper Company), Series B          6.550
04/01/2019     06/01/2006 b          5,206
---------------------------------------------------------------------------------------------------------------------
  4,480,000   DeSoto Parish, LA Pollution Control
              (Southwestern Electric Power Company)            7.600
01/01/2019     12/01/2003 b      4,640,384
---------------------------------------------------------------------------------------------------------------------
    165,000   DeSoto Parish, LA Pollution Control
              (Southwestern Electric Power Company)            7.600
01/01/2019     01/01/2004 b        171,402

15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount                                                 Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Louisiana Continued
$   170,000   East Baton Rouge, LA Mortgage
              Finance Authority 3                            5.600%
04/01/2022     04/01/2009 b   $    175,233
-------------------------------------------------------------------------------------------------------------------
  2,540,000   Hodge, LA Utility (Stone Container Corp.)      9.000
03/01/2010     03/01/2004 b      2,606,548
-------------------------------------------------------------------------------------------------------------------
    100,000   Jefferson Parish, LA Hospital Service
              District No. 2                                 5.750
07/01/2016     07/01/2004 b        102,353
-------------------------------------------------------------------------------------------------------------------
    855,000   LA Local Government Environmental
              Facilities &H CDA (Oakleigh Apartments)         6.000
06/01/2016     01/06/2014 g        845,963
-------------------------------------------------------------------------------------------------------------------
     50,000   LA Public Facilities Authority
              (General Health), Series A                     6.500
11/01/2014     11/01/2003 b         50,930
-------------------------------------------------------------------------------------------------------------------
     10,000   LA Public Facilities Authority
              (Multi-Family Hsg.), Series A                  7.500
06/01/2021     12/01/2003 b         10,522
-------------------------------------------------------------------------------------------------------------------
  3,750,000   LA Tobacco Settlement Financing Corp.
              (TASC), Series B                               5.500
05/15/2030     06/02/2011 c      3,008,212
-------------------------------------------------------------------------------------------------------------------
  2,375,000   New Orleans, LA HDC (Southwood Patio)          7.700
02/01/2022     02/01/2004 b      2,413,000
-------------------------------------------------------------------------------------------------------------------
     10,000   New Orleans, LA Home Mtg. Authority            6.200
06/01/2015     06/01/2005 b         10,374
-------------------------------------------------------------------------------------------------------------------
    485,000   New Orleans, LA Home Mtg. Authority            7.000
05/01/2014     11/01/2003 b        495,321
-------------------------------------------------------------------------------------------------------------------
    100,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman Plaza)                           6.100
08/01/2019     08/01/2006 b        100,531
-------------------------------------------------------------------------------------------------------------------
     15,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman Plaza)                           6.125
08/01/2010     08/01/2006 b         15,112
-------------------------------------------------------------------------------------------------------------------
    525,000   South LA Port Commission
              (Kinder Morgan Energy Partners)                7.000
03/01/2023     03/01/2004 b        546,262
-------------------------------------------------------------------------------------------------------------------
     75,000   St. Charles Parish, LA
              (Louisiana Power &H Light Company)              7.000
12/01/2022     12/01/2003 b         76,343
-------------------------------------------------------------------------------------------------------------------
     75,000   St. Charles Parish, LA
              (Louisiana Power &H Light Company)              7.050
04/01/2022     10/01/2003 b         77,273
-------------------------------------------------------------------------------------------------------------------
  7,035,000   St. Charles Parish, LA
              (Louisiana Power &H Light Company)              7.500
06/01/2021     12/01/2003 b      7,151,078
-------------------------------------------------------------------------------------------------------------------
  1,725,000   St. Charles Parish, LA Pollution Control
              (Union Carbide)                                7.350
11/01/2022     11/01/2022        1,584,585

--------------

                                                   26,553,734
-------------------------------------------------------------------------------------------------------------------
Maine--0.0%
     25,000   ME H&HHEFA (University of New England)          5.750
07/01/2023     01/01/2004 b         25,586
-------------------------------------------------------------------------------------------------------------------
     20,000   ME State Hsg. Authority Mtg., Series B-2       6.050
11/15/2020     11/15/2009 b         21,091
-------------------------------------------------------------------------------------------------------------------
    100,000   ME State Hsg. Authority Mtg., Series C-1       6.050
11/15/2026     11/15/2007 b        104,044

--------------

150,721
-------------------------------------------------------------------------------------------------------------------
Maryland--2.4%
     25,000   Anne Arundel County, MD Pollution Control
              (Baltimore Gas &H Electric)                     6.000
04/01/2024     04/01/2006 b         25,656
-------------------------------------------------------------------------------------------------------------------
     75,000   Baltimore, MD City Hsg. Corp., Series A        7.250
07/01/2023     01/01/2004 b         76,687
-------------------------------------------------------------------------------------------------------------------
     30,000   Baltimore, MD Port Facilities
              (E.I. DuPont De Nemours)                       6.500
10/01/2011     10/01/2003 b         30,733
-------------------------------------------------------------------------------------------------------------------
    175,000   MD Dawson-Adams Devel. Corp.
              (Elderly Hsg.)                                 7.375
05/01/2013     11/01/2003 b        175,298
-------------------------------------------------------------------------------------------------------------------
  5,585,000   MD Economic Devel. Corp. Student Hsg.
              (Bowie State University)                       6.000
06/01/2023     06/01/2013 b      5,879,497
-------------------------------------------------------------------------------------------------------------------
  5,000,000   MD Economic Devel. Corp. Student Hsg.
              (University MD College Park)                   6.500
06/01/2027     06/01/2013 b      5,376,450

16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value
     Amount                                                 Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Maryland Continued
$    10,000   MD Environmental Service COP
              (Water &H Wastewater Facilities), Series A      6.500%
06/01/2005     12/01/2003 b   $    10,045
-------------------------------------------------------------------------------------------------------------------
     25,000   MD Hsg. Community Devel. People's
              Resource Center                                6.200
04/01/2017     04/01/2007 b         25,511
-------------------------------------------------------------------------------------------------------------------
    150,000   MD State Transportation Authority              5.750
07/01/2013     12/01/2003 b        150,561
-------------------------------------------------------------------------------------------------------------------
     25,000   MD State Transportation Authority              6.500
07/01/2004     01/01/2004 b         25,113
-------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series A                   6.000
07/01/2020     07/01/2007 b         10,397
-------------------------------------------------------------------------------------------------------------------
     15,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series C                   7.150
07/01/2023     07/01/2004 b         15,154
-------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD HOC
              (Single Family Mtg.), Series A                 5.800
07/01/2017     07/01/2008 b         10,660
-------------------------------------------------------------------------------------------------------------------
     25,000   Prince Georges County, MD Hsg. Authority
              (Templeton Manor)                              5.750
10/20/2016     10/20/2003 b         25,525
-------------------------------------------------------------------------------------------------------------------
     55,000   Prince Georges County, MD Local Government     6.050
08/01/2012     02/01/2004 b         55,774
-------------------------------------------------------------------------------------------------------------------
    165,000   Prince Georges County, MD Solid
              Waste Management System                        6.500
06/15/2007     12/15/2003 b        169,049
-------------------------------------------------------------------------------------------------------------------
     25,000   Upper Potomac River Commission,
              MD Pollution Control (Westvaco Corp.)          9.125
08/01/2015     02/01/2004 b         25,653

--------------

12,087,763
-------------------------------------------------------------------------------------------------------------------
Massachusetts--1.4%
     30,000   Framingham, MA HDC (Claffin House),
              Series A                                       6.950
01/01/2024     12/01/2003 b         30,480
-------------------------------------------------------------------------------------------------------------------
  1,000,000   MA DFA (Massachusetts College of
              Pharmacy Allied Health Sciences)               6.375
07/01/2023     07/01/2014 b      1,066,450
-------------------------------------------------------------------------------------------------------------------
     20,000   MA H&HEFA (Beth Israel Hospital)                5.750
07/01/2012     07/01/2004 b         20,273
-------------------------------------------------------------------------------------------------------------------
     25,000   MA H&HEFA (Boston College)                      6.625
07/01/2021     01/01/2004 b         25,256
-------------------------------------------------------------------------------------------------------------------
    340,000   MA H&HEFA (Jordan Hospital)                     6.875
10/01/2015     10/01/2003 b        340,796
-------------------------------------------------------------------------------------------------------------------
    105,000   MA H&HEFA (Mt. Auburn Hospital)                 6.300
08/15/2024     08/15/2004 b        111,772
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 21                              6.300
06/01/2025     06/01/2004 b          5,018
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series 21                              7.125
06/01/2025     06/01/2004 b         15,110
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 22                              6.100
06/01/2016     06/01/2004 b          5,034
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series 26                              5.600
06/01/2025     12/01/2005 b         15,127
-------------------------------------------------------------------------------------------------------------------
     20,000   MA HFA, Series 29                              6.750
06/01/2026     06/01/2004 b         20,523
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 32                              6.600
12/01/2026     12/01/2004 b          5,162
-------------------------------------------------------------------------------------------------------------------
     10,000   MA HFA, Series 33                              6.350
06/01/2017     12/01/2004 b         10,370
-------------------------------------------------------------------------------------------------------------------
     10,000   MA HFA, Series A                               6.100
12/01/2016     12/01/2005 b         10,479
-------------------------------------------------------------------------------------------------------------------
  2,415,000   MA HFA, Series A                               6.150
07/01/2018     07/01/2005 b      2,521,115
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series A                               6.375
04/01/2021     04/01/2005 b         15,331
-------------------------------------------------------------------------------------------------------------------
  1,780,000   MA HFA, Series A                               6.600
07/01/2014     07/01/2004 b      1,835,447
-------------------------------------------------------------------------------------------------------------------
     50,000   MA HFA, Series B                               5.800
12/01/2025     12/01/2005 b         50,902
-------------------------------------------------------------------------------------------------------------------
     50,000   MA HFA, Series E                               6.050
07/01/2020     07/01/2009 b         52,735
-------------------------------------------------------------------------------------------------------------------
     15,000   Natick, MA GO                                  5.600
08/01/2009     08/01/2004 b         15,376
-------------------------------------------------------------------------------------------------------------------
    805,000   Somerville, MA HDC (Multifamily Hsg.),
              Series 1990A                                   7.500
01/01/2024     01/01/2004 b        831,404

--------------

7,004,160

17| OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective
  Principal
                         Maturity*    Market Value
     Amount                                                 Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Michigan--0.9%
$    55,000   Detroit, MI HFC
              (Across The Park Section 8 Elderly Hsg.)       7.875%
06/01/2010     06/01/2005 b   $     55,385
-------------------------------------------------------------------------------------------------------------------
     50,000   Devon Trace, MI Hsg. Corp.                     7.375
08/01/2023     12/01/2003 b         50,912
-------------------------------------------------------------------------------------------------------------------
  2,500,000   MI Hospital Finance Authority
              (Detroit Sinai Hospital)                       6.000
01/01/2008     02/12/2006 g      2,163,775
-------------------------------------------------------------------------------------------------------------------
     45,000   MI Hsg. Devel. Authority
              (BGC-II Nonprofit Hsg. Corp.)                  5.500
01/15/2018     07/15/2006 b         46,052
-------------------------------------------------------------------------------------------------------------------
     20,000   MI Hsg. Devel. Authority, Series B             5.700
04/01/2012     04/01/2006 b         20,523
-------------------------------------------------------------------------------------------------------------------
  1,600,000   MI Hsg. Devel. Authority, Series C             5.950
12/01/2014     12/01/2007 b      1,667,072
-------------------------------------------------------------------------------------------------------------------
     20,000   MI Municipal Bond Authority                    7.200
11/01/2020     11/01/2003 b         20,630
-------------------------------------------------------------------------------------------------------------------
    270,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                 6.550
10/01/2022     10/01/2004 b        273,051
-------------------------------------------------------------------------------------------------------------------
     25,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                 7.100
02/01/2006     02/01/2006           26,925
-------------------------------------------------------------------------------------------------------------------
     35,000   MI Strategic Fund Limited Obligation
              (WMX Technologies)                             6.000
12/01/2013     12/01/2004 b         35,774
-------------------------------------------------------------------------------------------------------------------
     15,000   Saginaw, MI Hospital Finance Authority
              (Saint Lukes Hospital), Series C               6.000
07/01/2021     01/01/2004 b         15,059
-------------------------------------------------------------------------------------------------------------------
     75,000   Saline, MI Building Authority GO               7.000
07/01/2008     12/01/2003 b         76,860
-------------------------------------------------------------------------------------------------------------------
     50,000   Wayne Charter County, MI Airport
              (Detroit Metro)                                5.500
12/01/2021     12/01/2005 b         51,318

--------------

4,503,336
-------------------------------------------------------------------------------------------------------------------
Minnesota--2.7%
  2,610,000   Hubbard County, MN Solid Waste
              (Potlatch Corp.)                               7.375
08/01/2013     08/01/2013        2,613,576
-------------------------------------------------------------------------------------------------------------------
  5,815,000   International Falls, MN Environmental
              Facilities (Boise Cascade Corp.)               7.200
10/01/2024     10/01/2006 b      5,981,076
-------------------------------------------------------------------------------------------------------------------
     20,000   Minneapolis &H St. Paul, MN Hsg. &H Redevel.
              Authority (Children's Health Care)             5.500
08/15/2025     08/15/2007 b         21,026
-------------------------------------------------------------------------------------------------------------------
     15,000   MN HFA (Single Family Hsg.)                    6.150
01/01/2026     07/01/2004 b         15,218
-------------------------------------------------------------------------------------------------------------------
     90,000   MN HFA (Single Family Mtg.)                    5.600
07/01/2022     07/01/2005 b         93,001
-------------------------------------------------------------------------------------------------------------------
     20,000   MN HFA (Single Family Mtg.), Series D-2        5.950
01/01/2017     07/01/2004 b         20,421
-------------------------------------------------------------------------------------------------------------------
     10,000   MN HFA (Single Family Mtg.), Series H          6.500
01/01/2026     01/01/2004 b         10,156
-------------------------------------------------------------------------------------------------------------------
  4,500,000   St. Louis Park, MN HCF ROLS                    8.983 r
07/01/2013     07/01/2005 b      4,647,825

                                                --------------

13,402,299
-------------------------------------------------------------------------------------------------------------------
Mississippi--0.4%
     15,000   Lamar County, MS Pollution Control
              (Southern Mississippi Electric
              Power Association)                             6.125
03/01/2008     03/01/2004 b         15,264
-------------------------------------------------------------------------------------------------------------------
     50,000   MS Business Finance Corp.
              (E.I. DuPont De Nemours)                       7.150
05/01/2016     11/01/2003 b         51,078
-------------------------------------------------------------------------------------------------------------------
     25,000   MS Home Corp. (Government National
              Mortgage Assn. Collateral Mtg.), Series B      6.500
12/01/2024     12/01/2005 b         25,344
-------------------------------------------------------------------------------------------------------------------
  1,670,000   MS Home Corp. (Single Family Mtg.), Series I   7.375
06/01/2028     12/01/2006 b      1,795,150
-------------------------------------------------------------------------------------------------------------------
     15,000   MS Hospital Equipment &H Facilities Authority
             (Singing River Hospital)                        5.500
03/01/2023     03/01/2005 b         15,348

--------------

                                  1,902,184

18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Missouri--1.1%
$ 4,095,000   Hanley/Eager Road, MO Transportation
              Devel. District                                  6.750%
12/01/2028     12/01/2004 d   $  4,100,160
---------------------------------------------------------------------------------------------------------------------
    935,000   MO HDC (Single Family Hsg.)                      7.250
09/01/2026     09/01/2004 g        962,797
---------------------------------------------------------------------------------------------------------------------
    170,000   MO Hsg. Devel. Commission                        6.100
09/01/2024     09/01/2009 b        176,423
---------------------------------------------------------------------------------------------------------------------
     15,000   MO Hsg. Devel. Commission                        7.600
02/01/2018     01/01/2006 g         15,110

--------------

5,254,490
---------------------------------------------------------------------------------------------------------------------
Montana--0.0%
     40,000   MT Board of Hsg. (Multi-Family Mtg.), Series A   6.450
08/01/2012     02/01/2004 b         40,455
---------------------------------------------------------------------------------------------------------------------
Nebraska--0.0%
     40,000   NE Investment Finance Authority
              (Single Family Mtg.), Series C                   6.250
03/01/2021     05/01/2009 b         41,842
---------------------------------------------------------------------------------------------------------------------
Nevada--2.2%
    165,000   Clark County, NV IDA
              (Nevada Power Company), Series A                 6.700
06/01/2022     12/01/2003 b        170,131
---------------------------------------------------------------------------------------------------------------------
    125,000   Clark County, NV IDR
              (Southwest Gas Corp.), Series A                  6.500
12/01/2033     12/01/2005 b        125,838
---------------------------------------------------------------------------------------------------------------------
    835,000   Humboldt County, NV Pollution Control
              (Idaho Power Company)                            8.300
12/01/2014     12/01/2003 b        869,811
---------------------------------------------------------------------------------------------------------------------
  8,555,000   Las Vegas, NV Paiute Tribe, Series A             6.125
11/01/2012     05/30/2010 c      9,137,767
---------------------------------------------------------------------------------------------------------------------
    200,000   Las Vegas, NV Paiute Tribe, Series A             6.625
11/01/2017     11/01/2012 b        214,240
---------------------------------------------------------------------------------------------------------------------
     60,000   NV Hsg. Division (Single Family Mtg.), Series B  5.650
10/01/2021     10/01/2010 b         61,930
---------------------------------------------------------------------------------------------------------------------
     65,000   Reno, NV Hospital
              (St. Mary's Regional Medical Center)             5.625
05/15/2023     05/15/2004 b         66,527
---------------------------------------------------------------------------------------------------------------------
     60,000   Washoe County, NV Gas Facilities
              (Sierra Pacific Power Company)                   6.700
11/01/2032     11/01/2003 b         61,475

--------------

10,707,719
---------------------------------------------------------------------------------------------------------------------
New Hampshire--0.8%
  2,000,000   Manchester, NH Hsg. &H Redevel. Authority,
              Series A                                         6.750
01/01/2014     01/01/2010 b      2,274,840
---------------------------------------------------------------------------------------------------------------------
    725,000   NH HE&HH Facilities Authority
              (Elliot Hospital of Manchester)                  6.250
10/01/2021     10/01/2003 b        738,811
---------------------------------------------------------------------------------------------------------------------
     25,000   NH HE&HH Facilities Authority
              (Elliot Hospital of Manchester)                  7.125
10/01/2013     10/01/2003 b         25,052
---------------------------------------------------------------------------------------------------------------------
    500,000   NH HE&HH Facilities Authority
              (Kendal at Hanover)                              5.800
10/01/2012     03/01/2004 b        501,790
---------------------------------------------------------------------------------------------------------------------
     10,000   NH HE&HH Facilities Authority
             (St. Anslem College)                              6.200
07/01/2013     07/01/2004 b         10,214
---------------------------------------------------------------------------------------------------------------------
    160,000   NH HFA (Single Family Mtg.), Series C            6.900
07/01/2019     07/01/2004 g        163,057
---------------------------------------------------------------------------------------------------------------------
     15,000   NH HFA, Series E                                 5.875
07/01/2021     07/01/2010 b         15,708
---------------------------------------------------------------------------------------------------------------------
     10,000   NH Municipal Bond Bank
              (State Guaranteed Municipal Bonds)               6.300
08/15/2008     02/15/2004 b         10,193

--------------

3,739,665
---------------------------------------------------------------------------------------------------------------------
 New Jersey--10.3%
  1,000,000   NJ EDA (RWJ Hospital/CCC/
              RWJ Health Care Corp. Obligated Group)           6.500
07/01/2024     07/01/2004 b      1,059,790
---------------------------------------------------------------------------------------------------------------------
 58,945,000   NJ Tobacco Settlement Financing Corp. (TASC)     5.750
06/01/2032     06/15/2011 c     49,972,392

--------------

                         51,032,182

19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective
  Principal
                                Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
New Mexico--1.1%
$   200,000   Farmington, NM Pollution Control
              (Public Service Company of New Mexico)           6.300%
12/01/2016     12/01/2008 b   $    204,840
---------------------------------------------------------------------------------------------------------------------
    265,000   Farmington, NM Pollution Control
              (Southern California Edison Company)             5.875
06/01/2023     10/01/2003 b        271,098
---------------------------------------------------------------------------------------------------------------------
     25,000   Las Vegas, NM Water Improvement                  7.250
06/01/2004     12/01/2003 b         25,246
---------------------------------------------------------------------------------------------------------------------
  5,000,000   Lordburg, NM Pollution Control
              (Phelps Dodge Corp.)                             6.500
04/01/2013     04/01/2004 b      5,114,000
---------------------------------------------------------------------------------------------------------------------
     25,000   NM MFA (Single Family), Series C                 6.200
07/01/2026     07/01/2007 b         25,946
---------------------------------------------------------------------------------------------------------------------
      5,000   NM MFA (Single Family), Series D                 5.875
09/01/2021     03/01/2010 b          5,199

                                                               --------------

5,646,329
---------------------------------------------------------------------------------------------------------------------
New York--0.4%
  1,800,000   NYC GO RIBS                                     10.896 r
08/01/2014     02/01/2004 c      1,903,608
---------------------------------------------------------------------------------------------------------------------
North Carolina--0.2%
    475,000   Asheville, NC COP                                6.500
02/01/2008     02/01/2004 b        481,773
----------------------------------------------------------------------------------------------------------------------
     90,000   Burlington, NC Public Housing Assistance
              Corporation (Alamance Plaza)                     6.750
07/01/2024     01/01/2004 b         90,389
---------------------------------------------------------------------------------------------------------------------
     10,000   Chatham County, NC IFPCFA
              (Carolina Power &H Light Company)                 6.300
06/15/2014     01/01/2004 b         10,190
---------------------------------------------------------------------------------------------------------------------
     50,000   Haywood County, NC IFPCFA
              Champion International Corp)                     6.850
05/01/2014     11/01/2003 b         50,881
---------------------------------------------------------------------------------------------------------------------
     30,000    Martin County, NC IFPCFA
              (WeyerHauser Company)                            6.800
05/01/2024     05/01/2004 b         31,083
---------------------------------------------------------------------------------------------------------------------
     20,000   NC Eastern Municipal Power Agency, Series A      5.750
01/01/2019     01/01/2004 b         20,065
---------------------------------------------------------------------------------------------------------------------
    180,000   NC Eastern Municipal Power Agency, Series B      5.500
01/01/2017     12/01/2003 b        180,594
---------------------------------------------------------------------------------------------------------------------
    120,000   NC Eastern Municipal Power Agency, Series B      5.500
01/01/2021     01/01/2004 b        120,350
---------------------------------------------------------------------------------------------------------------------
     30,000   NC Eastern Municipal Power Agency, Series B      6.250
01/01/2023     01/01/2004 b         30,711
---------------------------------------------------------------------------------------------------------------------
     35,000   NC HFA, Series B                                 6.900
07/01/2024     07/01/2004 b         35,433
---------------------------------------------------------------------------------------------------------------------
     15,000   NC HFA, Series JJ                                6.450
09/01/2027     03/01/2008 b         15,590
---------------------------------------------------------------------------------------------------------------------
     10,000   NC HFA, Series Z                                 6.600
09/01/2026     09/01/2006 b         10,187
---------------------------------------------------------------------------------------------------------------------
     10,000   NC Medical Care Commission Hospital
              (Almance Health System)                          5.500
08/15/2013     02/15/2004 b         10,234

                                --------------

1,087,480
---------------------------------------------------------------------------------------------------------------------
Ohio--2.7%
     40,000   Clermont County, OH Hospital Facilities
              (Mercy Health System)                            5.875
09/01/2015     03/01/2004 b         40,945
---------------------------------------------------------------------------------------------------------------------
    975,000   Cleveland, OH Airport (Continental Airlines)     5.500
12/01/2008     12/01/2008          830,485
---------------------------------------------------------------------------------------------------------------------
     30,000   Cleveland, OH Airport System, Series A           6.000
01/01/2024     01/01/2004 b         30,936
---------------------------------------------------------------------------------------------------------------------
     50,000   Columbus, OH Sewer Improvement Bonds             6.000
09/15/2010     03/15/2004 b         50,231
---------------------------------------------------------------------------------------------------------------------
     30,000   Coshocton County, OH Solid Waste Disposal
              (Stone Container Corp.)                          7.875
08/01/2013     02/01/2004 b         30,636
---------------------------------------------------------------------------------------------------------------------
  2,000,000   Evendale, OH IDR (Ashland Oil)                   6.900
11/01/2010     05/01/2004 b      2,027,300
---------------------------------------------------------------------------------------------------------------------
     15,000   Liberty Center, OH Local School District GO      6.150
12/01/2018     12/01/2003 b         15,432
---------------------------------------------------------------------------------------------------------------------
     25,000   Lorain County, OH Elderly Hsg. Corp.
             (Harr Plaza)                                      6.375
07/15/2019     07/15/2005 b         25,146
---------------------------------------------------------------------------------------------------------------------
  2,235,000   Marion County, OH Health Care Facility
              (United Church Homes)                            6.375
11/15/2010     11/15/2003 b      2,282,583

20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Ohio Continued
$    95,000   Montgomery County, OH Administration
              Building (Miami Valley Hospital)                 6.250%
11/15/2016     11/15/2003 b   $     97,283
---------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, OH Administration
              Building (Sisters Of Charity Health Care
              Systems Inc.)                                    6.625
05/15/2021     11/15/2003 b         10,043
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Montgomery County, OH HCF
              (Evangelical Retirement Villages), Series B      6.000
02/01/2010     02/02/2009 g        886,480
---------------------------------------------------------------------------------------------------------------------
     25,000   New Philadelphia City, OH School District GO     6.250
12/01/2017     12/01/2003 b         25,210
---------------------------------------------------------------------------------------------------------------------
  3,000,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)        6.000
12/01/2013     12/01/2009 b      3,025,050
---------------------------------------------------------------------------------------------------------------------
  1,500,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)        6.100
08/01/2020     08/01/2020        1,488,945
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)        7.000
09/01/2009     03/01/2004 b         20,052
---------------------------------------------------------------------------------------------------------------------
     50,000   OH Air Quality Devel. Authority
              (Columbus Southern Power Company)                6.375
12/01/2020     12/01/2003 b         51,200
---------------------------------------------------------------------------------------------------------------------
     10,000   OH Air Quality Devel. Authority
              (Dayton Power &H Light Company)                   6.400
08/15/2027     08/15/2004 b         10,115
---------------------------------------------------------------------------------------------------------------------
  2,000,000   OH Air Quality Devel. Authority
              (Ohio Edison Company)                            5.800
06/01/2016     12/01/2004 d      2,047,280
---------------------------------------------------------------------------------------------------------------------
     45,000   OH Economic Devel.
              (Royal Appliance Manufacturing Company)          7.625
12/01/2011     12/01/2003 b         45,164
---------------------------------------------------------------------------------------------------------------------
     45,000   OH Education Loan, Series A                      5.850
12/01/2019     06/01/2007 b         47,327
---------------------------------------------------------------------------------------------------------------------
     25,000   OH HFA                                           5.750
09/01/2030     07/01/2009 b         25,774
---------------------------------------------------------------------------------------------------------------------
     75,000   OH HFA                                           6.300
09/01/2017     03/01/2005 b         78,077
---------------------------------------------------------------------------------------------------------------------
     20,000   OH HFA                                           6.375
03/01/2025     09/01/2006 b         20,593
---------------------------------------------------------------------------------------------------------------------
      5,000   OH Higher Educational Facility Commission
              (Kenyon College)                                 7.400
05/01/2007     05/01/2004 b          5,076
---------------------------------------------------------------------------------------------------------------------
     25,000   OH Metro Regional Transit Authority              6.800
12/01/2007     12/01/2003 b         25,111
---------------------------------------------------------------------------------------------------------------------
    200,000   OH Water Devel.
              (Dayton Power &H Light Company)                   6.400
08/15/2027     02/15/2004 b        204,100
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Water Devel. Authority
              (Cleveland Electric Illuminating Company)        8.000
10/01/2023     10/01/2004 b         21,157
---------------------------------------------------------------------------------------------------------------------
     25,000   OH Water Devel. Authority
              (General Motors Corp.)                           5.900
06/15/2008     06/15/2004 b         25,054
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Water Devel. Authority (Pure Water)           5.500
12/01/2018     12/01/2003 b         20,466
---------------------------------------------------------------------------------------------------------------------
     15,000   Shawnee, OH State University
              General Receipts, Series A                       7.100
06/01/2009     12/01/2003 b         15,152
---------------------------------------------------------------------------------------------------------------------
     10,000   Warren County, OH Sewer System                   6.700
12/01/2016     12/01/2003 b         10,190

--------------

13,538,593
---------------------------------------------------------------------------------------------------------------------
Oklahoma--1.0%
  4,195,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                              5.375
12/01/2035     12/01/2006 d      3,523,758
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                              5.650
12/01/2035     12/01/2008 d      1,200,750

--------------

                                 4,724,508

21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Oregon--0.1%
$    15,000   Eugene, OR Trojan Nuclear Project                5.900%
09/01/2009     03/01/2004 b   $     15,132
---------------------------------------------------------------------------------------------------------------------
     25,000   OR Hsg. &H Community Services Dept.
              (Single Family Mtg.), Series A                   6.200
07/01/2027     07/01/2009 b         26,199
---------------------------------------------------------------------------------------------------------------------
    270,000   OR Hsg. &H Community Services Dept.
              (Single Family Mtg.), Series F                   5.650
07/01/2028     07/01/2009 b        276,326
---------------------------------------------------------------------------------------------------------------------
    200,000   OR Hsg. &H Community Services Dept.
              (Single Family Mtg.), Series H                   6.000
07/01/2027     07/01/2006 b        206,728
---------------------------------------------------------------------------------------------------------------------
    100,000   OR Hsg. &H Community Services Dept., Series B     5.900
07/01/2019     07/01/2009 b        101,644

              ------------

626,029
---------------------------------------------------------------------------------------------------------------------
Pennsylvania--6.6%
  1,250,000 Allegheny County, PA HDA
           (West Penn Allegheny Health System)                 9.250
11/15/2022     01/29/2020 c       1,228,900
---------------------------------------------------------------------------------------------------------------------
  1,900,000   Carbon County, PA IDA
              (Panther Creek Partners)                         6.650
05/01/2010     11/17/2007 c      2,034,387
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Colver)                                 7.125
12/01/2015     12/01/2004 b      2,067,420
---------------------------------------------------------------------------------------------------------------------
  4,000,000   PA EDFA (Colver)                                 7.150
12/01/2018     12/01/2004 b      4,151,200
---------------------------------------------------------------------------------------------------------------------
  9,000,000   PA EDFA (Northampton Generating)                 6.400
01/01/2009     01/01/2006 b      9,208,800
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Northampton Generating)                 6.500
01/01/2013     01/01/2006 b      2,029,780
---------------------------------------------------------------------------------------------------------------------
  1,000,000   PA EDFA (Northampton Generating)                 6.750
01/01/2007     04/15/2005 c      1,029,760
---------------------------------------------------------------------------------------------------------------------
  7,000,000   PA EDFA (Sun Company)                            7.600
12/01/2024     12/01/2004 b      7,362,740
---------------------------------------------------------------------------------------------------------------------
    980,000   PA HFA (Single Family Mtg.), Series 41B          6.650
04/01/2025     04/01/2004 b      1,005,529
---------------------------------------------------------------------------------------------------------------------
     25,000   PA HFA (Single Family Mtg.), Series 60A          5.750
04/01/2017     04/01/2009 b         26,182
---------------------------------------------------------------------------------------------------------------------
    500,000   Philadelphia, PA Authority for Industrial
              Devel. (Cathedral Village)                       5.750
04/01/2034     04/01/2006 d        499,655
---------------------------------------------------------------------------------------------------------------------
  2,200,000   Schuylkill County, PA IDA
              (Schuylkill Energy Resources)                    6.500
01/01/2010     03/22/2005 g      2,211,946

--------------

                                                                   32,856,299
---------------------------------------------------------------------------------------------------------------------
Rhode Island--1.7%
   20,000     RI H&Hamp;EBC (Higher Education)                      6.500
11/15/2024     11/15/2003 b         20,479
---------------------------------------------------------------------------------------------------------------------
  3,000,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A                                 6.000
06/01/2023     01/12/2010 c      2,651,250
---------------------------------------------------------------------------------------------------------------------
  6,975,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A                                 6.125
06/01/2032     04/24/2014 c      5,811,430

--------------

8,483,159
---------------------------------------------------------------------------------------------------------------------
South Carolina--0.7%
     65,000   Charleston County, SC Hospital Facilities
              (Bon Secours Health System)                      5.625
08/15/2025     02/15/2004 b         66,566
---------------------------------------------------------------------------------------------------------------------
     50,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                         5.500
10/01/2019     10/01/2003 b         51,192
---------------------------------------------------------------------------------------------------------------------
     50,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                         6.000
10/01/2009     10/01/2003 b         51,232
---------------------------------------------------------------------------------------------------------------------
     60,000   Darlington County, SC IDR (Sonoco)               6.125
06/01/2025     06/01/2007 b         61,815
---------------------------------------------------------------------------------------------------------------------
     25,000   Darlington County, SC Pollution Control
              (Carolina Power &H Light Company)                 6.600
11/01/2010     11/01/2003 b         25,855
---------------------------------------------------------------------------------------------------------------------
    395,000   Florence County, SC IDR
              (Stone Container Corp.)                          7.375
02/01/2007     02/01/2004 b        400,878

22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
South Carolina Continued
$    10,000   Greenwood County, SC Hospital
              (Self Memorial Hospital)                         5.875%
10/01/2017     10/01/2003 b   $     10,236
---------------------------------------------------------------------------------------------------------------------
     25,000   Oconee County, SC Pollution Control
              (Duke Power)                                     5.800
04/01/2014     04/01/2004 b         25,590
---------------------------------------------------------------------------------------------------------------------
  2,300,000   Richland County, SC Environmental
              Improvement (International Paper Company)        6.100
04/01/2023     04/01/2014 b      2,381,144
---------------------------------------------------------------------------------------------------------------------
     50,000   Richland County, SC Pollution Control
              (South Carolina Electric &H Gas Company)          6.500
09/01/2014     03/01/2004 b         51,463
---------------------------------------------------------------------------------------------------------------------
    130,000   SC Western Carolina Regional Sewer Authority     5.500
03/01/2010     03/01/2004 b        133,061
---------------------------------------------------------------------------------------------------------------------
     20,000   Spartanburg, SC Leased Hsg. Corp.
              Special Obligation                               7.500
10/01/2011     10/01/2003 b         20,434

                                                          --------------

3,279,466
---------------------------------------------------------------------------------------------------------------------
South Dakota--0.0%
     30,000   Lawrence County, SD Pollution Control
              (Black Hills Power &H Light Company)              6.700
06/01/2010     12/01/2003 b         30,354
---------------------------------------------------------------------------------------------------------------------
     55,000   Pennington County, SD Pollution Control
              (Black Hills Power &H Light Company)              6.700
06/01/2010     06/01/2004 b         55,563

--------------

85,917
---------------------------------------------------------------------------------------------------------------------
Tennessee--1.8%
  4,290,000   Bristol, TN Health &H Educational Facilities
              Board RITES  i                                  17.715 r
09/01/2021     02/01/2004 b      4,684,165
---------------------------------------------------------------------------------------------------------------------
     30,000   Humphreys County, TN IDB
              (E.I. Dupont de Nemours &H Company)               6.700
05/01/2024     05/01/2004 b         31,414
---------------------------------------------------------------------------------------------------------------------
  4,000,000   Maury County, TN IDB
              (General Motors Company)                         6.500
09/01/2024     09/01/2004 b      4,140,880
---------------------------------------------------------------------------------------------------------------------
     30,000   Memphis, TN Health Educational &H Hsg.
              Facilities Board (Riverdale Plaza)               6.350
07/20/2028     01/20/2006 b         30,797
---------------------------------------------------------------------------------------------------------------------
     20,000   Memphis, TN HFC (Saint's Court Apartments)       6.000
09/01/2013     09/01/2007 b         20,406
---------------------------------------------------------------------------------------------------------------------
     25,000   Metropolitan Government Nashville &H
              Davidson County, TN Water &H Sewer                5.500
01/01/2016     01/01/2004 b         25,082
---------------------------------------------------------------------------------------------------------------------
     50,000   Shelby County, TN HE&HHF
              (Windsor Apartments), Series A                   6.750
10/01/2017     10/01/2004 b         50,400
---------------------------------------------------------------------------------------------------------------------
     35,000   South Fulton, TN IDB (Tyson Foods)               6.350
10/01/2015     10/01/2005 b         36,442
---------------------------------------------------------------------------------------------------------------------
     25,000   TN HDA, Series B                                 6.550
07/01/2019     07/01/2004 b         25,755

--------------

9,045,341
---------------------------------------------------------------------------------------------------------------------
Texas--18.8%
     65,000   Baytown, TX Properties Management
              &H Devel. Corp. (Baytown Terrace)                 6.100
08/15/2021     02/15/2004 b         65,059
---------------------------------------------------------------------------------------------------------------------
  4,000,000   Brazos River Authority, TX
              (Centerpoint Energy)                             7.750
12/01/2018     12/01/2008 b      4,335,080
---------------------------------------------------------------------------------------------------------------------
     15,000   Brazos River Authority, TX
              (Houston Light &H Power)                          6.700
03/01/2017     03/01/2004 b         15,376
---------------------------------------------------------------------------------------------------------------------
  7,500,000   Brazos River Authority, TX
              (TXU Energy Company)                             5.750
05/01/2036     11/01/2011 d      7,809,300
---------------------------------------------------------------------------------------------------------------------
 19,085,000   Brazos River Authority, TX
              (TXU Energy Company)                             6.750
04/01/2038     04/01/2013 d     20,714,668
---------------------------------------------------------------------------------------------------------------------
  6,000,000   Brazos River Authority, TX
              (TXU Energy Company)                             7.700
04/01/2033     04/01/2013 b      6,636,120

23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 Texas Continued
$   250,000   Brazos River, TX Harbor Navigation
              District (Dow Chemical Company)                  6.625%
05/15/2033     05/15/2012 b   $    260,535
---------------------------------------------------------------------------------------------------------------------
    795,000   Dallas, TX Hsg. Corp.
              (Estell Village Apartments)                      7.875
12/01/2009     12/01/2003 b        804,500
---------------------------------------------------------------------------------------------------------------------
    500,000   Dallas, TX Hsg. Corp. (Section 8)                7.850
08/01/2013     02/01/2004 b        507,250
---------------------------------------------------------------------------------------------------------------------
  5,250,000   Dallas-Fort Worth, TX International Airport
              (American Airlines)                              5.950
05/01/2029     11/01/2003 d      5,194,770
---------------------------------------------------------------------------------------------------------------------
 10,000,000   Dallas-Fort Worth, TX International
              Airport DRIVERS i                                9.780 r
11/01/2021     11/01/2009 b     10,778,500
---------------------------------------------------------------------------------------------------------------------
     20,000   Fort Worth, TX GO i                              7.000
03/01/2004     03/01/2004           20,096
---------------------------------------------------------------------------------------------------------------------
  4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)       7.500
05/01/2025     10/01/2012 d      4,638,098
---------------------------------------------------------------------------------------------------------------------
 12,475,000   Gulf Coast, TX Waste Disposal
              (Champion International Corp.)                   6.875
12/01/2028     12/01/2003 b     12,778,018
---------------------------------------------------------------------------------------------------------------------
     30,000   Gulf Coast, TX Waste Disposal Authority
              (Houston Lighting &H Power Company)               6.375
04/01/2012     10/01/2003 b         30,428
---------------------------------------------------------------------------------------------------------------------
  3,210,000   Harris County, TX IDC
              (Kinder Morgan Energy Partners)                  6.950
02/01/2022     02/01/2004 b      3,290,571
---------------------------------------------------------------------------------------------------------------------
     50,000   Harrison County, TX HFDC
              (Marshall Regional Medical Center)               5.500
01/01/2018     01/01/2010 b         52,018
---------------------------------------------------------------------------------------------------------------------
  6,200,000   Lower CO River Authority, TX Pollution
              Control (Samsung Electronics Company)            6.375
04/01/2027     04/01/2007 b      6,523,950
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Lower Neches Valley, TX IDC
              (Mobil Oil Refining Corp.)                       6.400
03/01/2030     03/01/2005 b      1,042,250
---------------------------------------------------------------------------------------------------------------------
     85,000   Matagorda County, TX Navigation
              District No. 1 (Central Power &H Light)           6.000
07/01/2028     07/01/2004 b         86,986
---------------------------------------------------------------------------------------------------------------------
  1,750,000   North Forest, TX Independent School
              District GO                                      6.000
08/15/2025     02/15/2006 b      1,842,872
---------------------------------------------------------------------------------------------------------------------
  3,885,000   Port of Bay City, TX (Hoechst Celanese Corp.)    6.500
05/01/2026     05/01/2008 b      3,996,033
---------------------------------------------------------------------------------------------------------------------
     10,000   Royse City, TX Certificates of Obligation        6.500
08/01/2006     02/01/2004 b         10,035
---------------------------------------------------------------------------------------------------------------------
    750,000   Titis County, TX Fresh Water Supply
              District (American Electric Power Company)       8.200
08/01/2011     02/01/2004 b        781,425
---------------------------------------------------------------------------------------------------------------------
     10,000   Trinity, TX River Authority Cade
              Branch Wastewater                                6.350
08/01/2013     02/01/2004 b         10,218
---------------------------------------------------------------------------------------------------------------------
     25,000   TX Dept. of Hsg. &H Community Affairs
              (National Center for Hsg. Management)            5.800
01/01/2024     01/01/2006 b         25,390
---------------------------------------------------------------------------------------------------------------------
     10,000   TX Panhandle Elderly Apartments Corp.
              (Pampa Partnership LTD)                          7.000
05/01/2010     06/18/2008 c          9,870
---------------------------------------------------------------------------------------------------------------------
    235,000   TX Panhandle HFA (Amarillo Affordable Hsg.)      6.625
03/01/2020     03/01/2010 b        243,953
---------------------------------------------------------------------------------------------------------------------
     50,000   TX State Veterans Hsg. Assistance                6.800
12/01/2023     12/01/2003 b         51,178
---------------------------------------------------------------------------------------------------------------------
     35,000   TX State Veterans Hsg. Assistance, Series A      7.000
12/01/2025     12/01/2004 b         36,168
---------------------------------------------------------------------------------------------------------------------
     10,000   TX State Veterans Hsg. Assistance, Series DD     7.000
12/01/2025     12/01/2004 b         10,334
---------------------------------------------------------------------------------------------------------------------
    615,000   West Side Calhoun County, TX Naval District
              (Union Carbide Chemical &H Plastics)              6.400
05/01/2023     05/01/2023          495,635

--------------

93,096,684

24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--2.3%
$ 9,000,000   Puerto Rico Children's Trust Fund (TASC)         5.375%
05/15/2033     09/15/2011 c   $  7,992,360
---------------------------------------------------------------------------------------------------------------------
  1,925,000   Puerto Rico Municipal Finance Agency RITES i    10.227 r
08/01/2013     08/01/2009 b      2,538,555
---------------------------------------------------------------------------------------------------------------------
    750,000   V.I. Public Finance Authority, Series A          6.375
10/01/2019     10/01/2010 b        833,670

--------------

11,364,585
---------------------------------------------------------------------------------------------------------------------
Utah--0.0%
     35,000   Salt Lake City, UT Airport, Series A             6.000
12/01/2012     12/01/2003 b         35,951
---------------------------------------------------------------------------------------------------------------------
     90,000   Salt Lake City, UT Airport, Series A             6.125
12/01/2022     12/01/2003 b         92,536
---------------------------------------------------------------------------------------------------------------------
     10,000   UT HFA                                           6.150
07/01/2025     01/01/2006 b         10,183
---------------------------------------------------------------------------------------------------------------------
     10,000   UT HFA                                           6.650
07/01/2020     07/01/2004 b         10,309
---------------------------------------------------------------------------------------------------------------------
     30,000   UT State Building Ownership Authority,
              Series A                                         5.750
08/15/2011     02/15/2004 b         30,238
---------------------------------------------------------------------------------------------------------------------
     20,000   UT University Campus Facilities System,
              Series A                                         6.750
10/01/2014     10/01/2003 b         20,440

--------------

                                                     199,657
---------------------------------------------------------------------------------------------------------------------
 Vermont--0.1%
     70,000   VT E&HHBFA (Lyndon Institute)                     6.000
12/01/2006     07/25/2005 c         72,157
---------------------------------------------------------------------------------------------------------------------
    210,000   VT HFA (Single Family), Series 11A               5.900
05/01/2019     07/15/2006 g        220,903
---------------------------------------------------------------------------------------------------------------------
     80,000   VT HFA (Single Family), Series 9                 5.900
05/01/2029     06/01/2009 b         82,824
---------------------------------------------------------------------------------------------------------------------
     20,000   VT Student Assistance Corp. Education Loan       6.700
12/15/2012     12/15/2003 b         20,629

--------------

396,513
---------------------------------------------------------------------------------------------------------------------
Virginia--2.0%
     25,000   Alexandria, VA IDA (Alexandria Hospital)         5.500
07/01/2014     07/01/2004 b         25,536
---------------------------------------------------------------------------------------------------------------------
  4,715,000   Giles County, VA IDA
              (Hoechst Celanese Corp.)                         6.625
12/01/2022     12/01/2003 b      4,782,566
---------------------------------------------------------------------------------------------------------------------
    495,000   Isle Wight County, VA IDA Solid Waste
              (Union Camp Corp.)                               6.550
04/01/2024     04/01/2006 b        508,667
---------------------------------------------------------------------------------------------------------------------
     10,000   Manassas, VA GO, Series B                        6.000
05/01/2014     05/01/2004 b         10,466
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                  5.000
08/15/2010     08/15/2010        1,291,815
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                  5.000
08/15/2011     08/15/2011        1,268,820
---------------------------------------------------------------------------------------------------------------------
  2,000,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                  5.250
08/15/2008     08/15/2008        1,820,400
---------------------------------------------------------------------------------------------------------------------
    150,000   Russell County, VA IDA Pollution Control
              (Appalachian Power Company)                      7.700
11/01/2007     11/01/2003 b        150,759
---------------------------------------------------------------------------------------------------------------------
     40,000   Southampton County, VA IDA Medical
              Facilities Mtg.                                  5.625
01/15/2022     07/15/2009 b         42,702

      --------------

9,901,731
---------------------------------------------------------------------------------------------------------------------
Washington--0.0%
     75,000   Bellevue, WA Water &H Sewer                       6.000
10/01/2004     10/01/2003 b         75,300
---------------------------------------------------------------------------------------------------------------------
     25,000   Port Longview, WA IDC
              (Weyerhauser Company)                            7.450
02/01/2013     02/01/2004 b         25,099
---------------------------------------------------------------------------------------------------------------------
     10,000   WA State Hsg. Finance Commission
              (Gilmore Meadows)                                7.400
01/01/2030     02/14/2007 b         10,427

                             --------------

110,826

25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective
  Principal

Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 West Virginia--1.4%
 $  285,000   Beverly, WV Hsg. Corp. (Beverly Manor)          11.000%
11/15/2022     05/15/2004 b   $    300,675
---------------------------------------------------------------------------------------------------------------------
     55,000   Jefferson County, WV Residential Mtg.,
              Series A                                         7.750
01/01/2007     01/01/2004 b         55,106
---------------------------------------------------------------------------------------------------------------------
     50,000   Kanawha County, WV Industrial Devel.
              (The Kroger Company)                             7.125
11/01/2012     11/01/2005 b         51,034
---------------------------------------------------------------------------------------------------------------------
  1,025,000   Kanawha County, WV Industrial Devel.
              (Union Carbide Chemical &H Plastics Company)      8.000
08/01/2020     08/01/2020          994,219
---------------------------------------------------------------------------------------------------------------------
     50,000   Marmet, WV Community Devel.
              (The Kroger Company)                             8.000
12/01/2013     12/01/2003 b         51,655
---------------------------------------------------------------------------------------------------------------------
     25,000   Marshall County, WV Pollution Control
              (Ohio Power Company)                             5.900
04/01/2022     10/01/2003 b         25,585
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Marshall County, WV Pollution Control
              (Ohio Power Company)                             6.850
06/01/2022     06/01/2004 b      1,011,380
---------------------------------------------------------------------------------------------------------------------
  4,180,000   Putnam County, WV Pollution Control
              (Appalachian Power Company)                      6.600
07/01/2019     01/01/2004 b      4,275,304
---------------------------------------------------------------------------------------------------------------------
     25,000   South Charleston, WV IDR
              (Union Carbide Chemical &H Plastics Company)      8.000
08/01/2020     08/01/2020           24,750

                                                    --------------

6,789,708
---------------------------------------------------------------------------------------------------------------------
Wisconsin--5.0%
 26,940,000   Badger, WI Tobacco Asset Securitization Corp.    6.125
06/01/2027     02/03/2010 e     24,187,271
---------------------------------------------------------------------------------------------------------------------
     60,000   Janesville, WI Industrial Devel.
              (Paramount Communications)                       7.000
10/15/2017     10/15/2003 b         62,436
---------------------------------------------------------------------------------------------------------------------
    650,000   WI Hsg. &H EDA                                    5.650
11/01/2023     04/01/2004 b        664,625
---------------------------------------------------------------------------------------------------------------------
      5,000   WI Hsg. &H EDA                                    6.500
11/01/2026     07/01/2007 b          5,126

                 --------------

24,919,458
---------------------------------------------------------------------------------------------------------------------
Wyoming--0.1%
     20,000   Lincoln County, WY Pollution Control
              (PacifiCorp)                                     5.625
11/01/2021     11/01/2005 b         20,467
---------------------------------------------------------------------------------------------------------------------
    225,000   Weston County, WY Pollution Control
              (Black Hills Corp.)                              6.700
06/01/2010     12/01/2003 b        227,655
---------------------------------------------------------------------------------------------------------------------
     20,000   WY CDA                                           5.700
12/01/2011     05/01/2010 b         21,354

                                                       --------------

269,476

---------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$510,069,103)--105.0%
520,331,763
---------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other
Assets--(5.0)
(24,940,046)

-----------------------------
Net
Assets--100.0%
$495,391,717

=============================

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed:
 b. Optional call date; corresponds to the most conservative yield calculation.
 c. Average life due to mandatory, or expected, sinking fund principal payments
    prior to maturity.
 d. Date of mandatory put.
 e. Date of planned principal payment.
 g. Average life due to mandatory, or expected, sinking fund principal payments
    prior to the applicable optional call date.
i. Identifies issues considered to be illiquid. See Note 5 of Notes to
Financial
Statements.
r. Represents the current interest rate for a variable rate bond known as an
"inverse floater". See Note 1 of Notes to Financial Statements.
v. Represents the current interest rate for a variable or increasing rate security.
w. Delayed settlement security to be delivered and settled after September 30,
2003. See Note 1 of Notes to Financial Statements.

To simplify the listings of securities, abbreviations are used per the table below:
CCC             Continuing Care Center
CDA             Communities Development Authority
COP             Certificates of Participation
DFA             Development Finance Authority
DRIVERS         Derivative inverse Tax Exempt Receipts
E&HHBFA          Educational Health Buildings Financing Agency
EDA             Economic Development Authority
EDFA            Economic Development Finance Authority
EFA             Educational Facilities Authority
GO              General Obligation
H&Hamp;EBC           Health and Educational Building Corp.
H&HEFA           Health and Educational Facilities Authority
H&HHEFA          Hospitals and Higher Educational Facilities Authority
HCF             Health Care Facilities
HDA             Hospital Development Authority
HDC             Housing Development Corp.
HE&HH            Higher Educational and Health
HE&HHF           Higher Educational and Housing Facilities
HF&HD            Housing Finance and Development
HFA             Housing Finance Agency
HFC             Housing Finance Corp.
HFDC            Health Facilities Development Corp.
HOC             Housing opportunities Commission
IDA             Industrial Development Agency
IDB             Industrial Development Board
IDC             Industrial Development Corporation
IDR             Industrial Development Revenue
IFPCFA          Industrial Facilities and Pollution Control Financing
Authority
INFLOS          Inverse Floating Rate Securities
IRS             Inverse Rate Security
RWJ             Robert Wood Johnson
MFA             Mortgage Finance Authority
NYC             New York City
PARS            Periodic Auction Reset Securities
RIBS            Residual Interest Bonds
RITES           Residual Interest Tax Exempt Security
ROLS            Residual Option Longs
TASC            Tobacco Settlement Asset-Backed Bonds

--------------------------------------------------------------------------------
Summary of Ratings September 30, 2003 / Unaudited

Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

Ratings
Percent
--------------------------------------------------------------------------------
AAA                                                                      13.0%
AA                                                                        1.5
A                                                                        13.6
BBB                                                                      67.2
BB                                                                        1.4
B                                                                         1.3
CCC                                                                       1.0
CC                                                                        0.0
C                                                                         0.0
D                                                                         0.0
Not Rated                                                                 1.0
--------------------------------------------------------------------------------
Total                                                                   100.0%
--------------------------------------------------------------------------------

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard &H Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the
underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned
an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been
designated investment grade by the Manager are included in the "Not Rated"
category.

See accompanying Notes to Financial Statements.

27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003

------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $510,069,103)--see accompanying
statement                      $520,331,763
------------------------------------------------------------------------------------------------------------

Cash
487,704
------------------------------------------------------------------------------------------------------------
 Receivables and other assets:

Interest
10,384,306
 Investments
sold
6,250,349
 Shares of beneficial interest
sold                                                            2,846,552

Other
45,062

                             ----------------
 Total
assets
540,345,736

------------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Notes payable to bank (interest rate 1.75% at September 30,
2003)                            21,700,000
 Investments purchased (including $20,674,260 purchased on a delayed settlement basis)

21,610,900
 Shares of beneficial interest
redeemed                                                          877,597
 Dividends
                              394,656
 Distribution and service plan
fees                                                              283,210
 Shareholder
reports
32,598
 Transfer and shareholder servicing agent
fees                                                    24,965
 Trustees'
compensation
2,788
 Other
                                                 27,305

----------------
 Total
liabilities
     44,954,019

------------------------------------------------------------------------------------------------------------
 Net
Assets
$495,391,717

================

------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial
interest                                                 $     33,732
------------------------------------------------------------------------------------------------------------
 Additional paid-in capital
                          495,734,616
------------------------------------------------------------------------------------------------------------
 Undistributed net investment
income                                                             717,196
------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions                                    (11,356,487)
------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on
investments                                                   10,262,660

            ----------------
 Net
Assets
$495,391,717

================

---------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $260,413,068 and 17,715,244 shares of beneficial interest
outstanding)                           $14.70
 Maximum offering price per share (net asset value plus sales charge of
 3.50% of offering
price)
$15.23
---------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$70,742,471
 and 4,815,460 shares of beneficial interest
outstanding)                                            $14.69
---------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$164,236,178
 and 11,201,565 shares of beneficial interest
outstanding)                                           $14.66

 See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003

-------------------------------------------------------------------------------
 Investment Income
 Interest                                                       $20,714,914

-------------------------------------------------------------------------------
 Expenses
 Management fees                                                  1,487,419
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                            448,228
 Class B                                                            474,436
 Class C                                                            928,190
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            117,303
 Class B                                                             33,972
 Class C                                                             47,093
-------------------------------------------------------------------------------
 Interest expense                                                   558,179
-------------------------------------------------------------------------------
 Shareholder reports                                                 38,793
-------------------------------------------------------------------------------
 Custodian fees and expenses                                         27,083
-------------------------------------------------------------------------------
 Accounting service fees                                             12,000
-------------------------------------------------------------------------------
 Trustees' compensation                                              10,558
-------------------------------------------------------------------------------
 Other                                                              142,006

---------------
 Total expenses                                                   4,325,260
 Less reduction to custodian expenses                                (3,127)

---------------
 Net expenses                                                     4,322,133

-------------------------------------------------------------------------------
 Net Investment Income                                           16,392,781

-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on investments                                (5,386,898)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments             4,939,874

-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations           $15,945,757

===============

 See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended September 30,
                2003                 2002
--------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                   $
16,392,781         $  6,828,246
--------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
(5,386,898)             560,126
--------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
4,939,874            1,084,727

-------------------------------------
 Net increase in net assets resulting from operations
15,945,757            8,473,099

--------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A
(9,590,308)          (4,991,375)
 Class B
(2,105,763)            (886,543)
 Class C
(4,142,125)            (891,815)

--------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A
148,514,970           10,410,653
 Class B
46,631,431            4,327,595
 Class C
138,391,355            5,446,946

--------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase
333,645,317           21,888,560
--------------------------------------------------------------------------------------------------------------
 Beginning of period
161,746,400          139,857,840

-------------------------------------
 End of period [including undistributed net investment income of $717,196 and $162,611, respectively]
$495,391,717         $161,746,400

=====================================

 See accompanying Notes to Financial Statements.

31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended September 30, 2003

--------------------------------------------------------------------------------
 Cash Flows from Operating Activities
--------------------------------------------------------------------------------
 Net increase in net assets from operations                       $
15,945,757
--------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from
 operations to net cash used in operating activities:
 Purchase of investment securities
(624,251,746)
 Proceeds from disposition of investment securities
271,943,260
 Increase in interest receivable
(7,245,475)
 Increase in receivable for securities sold
(584,224)
 Increase in other assets
(3,073)
 Increase in payable for securities purchased
4,952,762
 Increase in accrued expenses
167,712
 Amortization
3,644,792
 Realized loss on securities
5,386,898
 Unrealized appreciation on securities
(4,939,874)

--------------
 Net cash used in operating activities
(334,983,211)

--------------------------------------------------------------------------------
 Cash Flows from Financing Activities
--------------------------------------------------------------------------------
 Proceeds from issuance of debt
313,900,000
 Payments on outstanding debt
(295,800,000)
 Proceeds from shares sold
421,619,478
 Payment on shares redeemed
(98,558,077)
 Cash distributions paid
(6,150,832)

--------------
 Net cash provided by financing activities
335,010,569

--------------------------------------------------------------------------------
 Net increase in cash
27,358
--------------------------------------------------------------------------------
 Cash, beginning balance
460,346

--------------
 Cash, ending balance                                             $
487,704

==============

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $9,687,364.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has
 adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30,
 2003, were as follows:

Distributor's

Distributor's          Aggregate
                                                              Aggregate
Uncompensated
                                                          Uncompensated
Expenses as %
                   Total Expenses     Amount Retained          Expenses
of Net Assets
                       Under Plan      by Distributor        Under
Plan           of Class
-------------------------------------------------------------------------------------------

 Class B Plan            $474,436            $359,436
$1,181,943               1.67%
 Class C Plan             928,190             532,988
2,828,466               1.72

--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of September 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available
 market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
 September 30, 2003 was $24,430,478, which represents 4.93% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of
 securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other
 Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of
 the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $21,700,000 at September 30, 2003 at
 an interest rate of 1.75%. For the year ended September 30, 2003, the average monthly loan balance was $29,579,891 at an average interest rate of 1.904%.
The
 Fund had gross borrowings and gross loan repayments of $313,900,000 and
 $295,800,000, respectively, during the year ended September 30, 2003. The maximum amount of borrowings outstanding at any month-end was $47,600,000.
The
 Fund paid commitment fees of $856 and interest of $577,386 during the year ended September 30, 2003.

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS
                      ----------------------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard &H Poor's Ratings Services ("Standard &H Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &H
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &H Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard &H Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard &H Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard &H Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &H Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard &H Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants &H Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers &H Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &H
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|
      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Limited Term Municipal Fund

Internet Website:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

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